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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08555

     Evergreen Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for nine of its series, Evergreen Treasury Money Market Fund, Evergreen U.S. Government Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen California Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen Money Market Fund and Evergreen Florida Municipal Money Market Fund, for the six months ended July 31, 2006. These nine series have a January 31 fiscal year end.

Date of reporting period: July 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Treasury Money Market Fund

# Evergreen

TREASURY MONEY MARKET FUND

Semiannual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Treasury Money Market Fund, covering the six-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

The economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation's central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance. In the equity markets, domestic stocks tended to produce moderate performance for the six months, but returns of the market indexes masked considerable short-term volatility.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee

1

LETTER TO SHAREHOLDERS continued

focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless were still rising at what we believed to be a more sustainable pace.

In this environment, portfolio managers for Evergreen's money market funds continued to focus on capital preservation and competitive income. They took advantage of the significantly higher short-term interest rates, compared to six months or a year earlier, and the yields on money market funds tended to rise during the investment period.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds and other shorter-duration portfolios, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or "wrap" programs or purchases by a "fund of funds" into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Also, effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

6-month return	1.99%	1.84%	2.14%

Average annual return

1-year	3.57%	3.26%	3.88%

5-year	1.57%	1.27%	1.87%

10-year	3.18%	3.00%	3.49%

7-day annualized yield	4.46%	4.16%	4.76%

30-day annualized yield	4.41%	4.11%	4.71%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,019.88	$ 3.66
Class S	$ 1,000.00	$ 1,018.38	$ 5.15
Class I	$ 1,000.00	$ 1,021.40	$ 2.16
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.17	$ 3.66
Class S	$ 1,000.00	$ 1,019.69	$ 5.16
Class I	$ 1,000.00	$ 1,022.66	$ 2.16

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.73% for Class A, 1.03% for Class S and 0.43% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.01	0	0.01	0.03

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.01)	0 [1]	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.99%	2.58%	0.73%	0.38%	1.14%	3.00%

Ratios and supplemental data
Net assets, end of period (millions)	$ 307	$ 482	$ 478	$ 525	$ 773	$ 752
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73% [2]	0.72%	0.73%	0.75%	0.73%	0.70%
Expenses excluding waivers/reimbursements
and expense reductions	0.73% [2]	0.72%	0.73%	0.75%	0.73%	0.70%
Net investment income (loss)	3.94% [2]	2.57%	0.72%	0.38%	1.13%	2.98%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01	0.03

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0 [1]	0 [1]	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$ 1.00	$ 1.00

Total return	1.84%	2.28%	0.44%	0.11%	0.84%	2.70%

Ratios and supplemental data
Net assets, end of period (millions)	$ 819	$ 922	$ 761	$ 856	$1,484	$1,826
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.03% [2]	1.02%	1.01%	1.02%	1.03%	1.00%
Expenses excluding waivers/reimbursements
and expense reductions	1.03% [2]	1.02%	1.02%	1.05%	1.03%	1.00%
Net investment income (loss)	3.67% [2]	2.26%	0.43%	0.12%	0.85%	2.71%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS I [1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.01	0.01	0.01	0.03

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.14%	2.89%	1.03%	0.68%	1.44%	3.31%

Ratios and supplemental data
Net assets, end of period (millions)	$1,219	$1,306	$1,145	$1,652	$1,201	$1,005
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.43% [2]	0.42%	0.43%	0.45%	0.43%	0.40%
Expenses excluding waivers/reimbursements
and expense reductions	0.43% [2]	0.42%	0.43%	0.45%	0.43%	0.40%
Net investment income (loss)	4.26% [2]	2.87%	0.97%	0.66%	1.42%	3.21%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Notes, 2.50%, 09/30/2006 - 10/31/2006 (cost $124,612,347)	$125,000,000	$ 124,612,347

REPURCHASE AGREEMENTS * 94.9%
ABN AMRO, Inc., Avg. rate of 5.21%, dated 7/31/2006, maturing 8/7/2006;
maturity value $80,081,044 (1) **	80,000,000	80,000,000
Bank of America Corp., Avg. rate of 5.22%, dated 7/31/2006, maturing 8/7/2006;
maturity value $80,081,178 (2) **	80,000,000	80,000,000
Barclays plc, 5.22%, dated 7/31/2006, maturing 8/1/2006; maturity value
$80,011,600 (3)	80,000,000	80,000,000
Citigroup, Inc., Avg. rate of 5.22%, dated 7/31/2006, maturing 8/7/2006; maturity
value $80,081,267 (4) **	80,000,000	80,000,000
Credit Suisse First Boston, LLC, Avg. rate of 5.21%, dated 7/31/2006, maturing
8/7/2006; maturity value $80,081,000 (5) **	80,000,000	80,000,000
Deutsche Bank AG:
5.24%, dated 7/31/2006, maturing 8/1/2006; maturity value
$195,028,383 (6)	195,000,000	195,000,000
Avg. rate of 5.22%, dated 7/31/2006, maturing 8/7/2006; maturity value
$80,081,222 (6) **	80,000,000	80,000,000
Avg. rate of 5.23%, dated 7/31/2006, maturing 8/7/2006; maturity value
$80,081,311 (6) **	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 5.21%, dated 7/31/2006, maturing
8/7/2006; maturity value $80,080,978 (7) **	80,000,000	80,000,000
HSBC Holdings plc, Avg. rate of 5.21%, dated 7/31/2006, maturing 8/7/2006;
maturity value $80,081,000 (8) **	80,000,000	80,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 5.19%, dated 7/31/2006, maturing
8/7/2006; maturity value $80,080,756 (9) **	80,000,000	80,000,000
Merrill Lynch & Co., Inc., 5.22%, dated 7/31/2006, maturing 8/1/2006; maturity
value $80,011,600 (10)	80,000,000	80,000,000
Morgan Stanley:
5.23%, dated 7/31/2006, maturing 8/1/2006; maturity value
$330,047,942 (11)	330,000,000	330,000,000
5.24%, dated 7/31/2006, maturing 8/1/2006; maturity value
$129,229,508 (11)	129,210,701	129,210,701
Avg. rate of 5.21%, dated 7/31/2006, maturing 8/7/2006; maturity value
$110,081,067 (11) **	110,000,000	110,000,000
RBC Dain Rauscher Corp., Avg. rate of 5.20%, dated 7/31/2006, maturing
8/7/2006; maturity value $180,080,956 (12) **	180,000,000	180,000,000
Societe Generale, 5.22%, dated 7/31/2006, maturing 8/1/2006; maturity value
$240,034,800 (13)	240,000,000	240,000,000
UBS AG, 5.24%, dated 7/31/2006, maturing 8/1/2006; maturity value
$160,023,289 (14)	160,000,000	160,000,000

Total Repurchase Agreements (cost $2,224,210,701)		2,224,210,701

Total Investments (cost $2,348,823,048) 100.2%		2,348,823,048
Other Assets and Liabilities (0.2%)		(4,043,477)

Net Assets 100.0%		$ 2,344,779,571

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

*	Collateralized by:
	(1)	$81,309,000 U.S. Treasury Notes, 4.375% to 5.125%, 6/30/2008 to 11/15/2008, value including accrued interest is $81,600,890.
	(2)	$18,594,000 U.S. Treasury Bill, 0.00%, 1/18/2007, value is $18,164,293; $136,320,000 STRIPS, 0.00%,
5/15/2021, value is $63,436,512.
	(3)	$101,607,541 STRIPS, 0.00%, 2/15/2011, value is $81,600,000.
	(4)	$750,515,342 GNMA, 3.50% to 8.00%, 8/20/2024 to 8/15/2039, value including accrued interest is
$81,600,000.
	(5)	$20,285,000 U.S. Treasury Bond, 12.00%, 8/15/2013, value including accrued interest is $24,145,999;
$57,279,000 U.S. Treasury Notes, 4.50% to 4.625%, 3/31/2008 to 2/28/2011, value including accrued interest is $57,458,676.
	(6)	$85,201,000 GNMA, 5.50%, 3/15/2021 to 9/15/2035, value including accrued interest is $81,604,503;
$212,413,000 U.S. Treasury Bond, 8.125%, 5/15/2021, value including accrued interest is $280,495,759.
This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(7)	$84,138,000 U.S. Treasury Notes, 4.25% to 5.12%, 6/30/2008 to 8/15/2015, value including accrued interest is $81,600,359.
	(8)	$205,533,000 STRIPS, 0.00%, 11/15/2021 to 11/15/2027, value is $81,601,123.
	(9)	$155,140,000 STRIPS, 0.00%, 2/15/2019, value is $81,602,090.
	(10)	$81,305,000 U.S. Treasury Note, 4.125%, 8/15/2008, value including accrued interest is $81,604,667.
	(11)	$1,524,987,000 STRIPS, 0.00%, 11/15/2024 to 8/15/2025, value is $580,595,269. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(12)	$89,814,000 U.S. Treasury Notes, 2.75% to 5.125%, 11/15/2006 to 5/15/2016, value including accrued interest is $89,491,413; $42,055,000 U.S. Treasury Bonds, 4.50% to 8.125%, 8/15/2021 to 2/15/2036,
value including accrued interest is $51,076,085; $2,500,000 TIPS, 0.00%, 1/15/2007 to 1/15/2025, value is $2,881,869; $1,700,000 STRIPS, 0.00%, 8/15/2019, value is $870,468; $36,000,000 U.S. Treasury Bill,
0.00%, 10/5/2006, value is $35,681,040.
	(13)	$234,671,000 TIPS, 0.00%, 7/15/2014, value is $244,800,098.
	(14)	$82,035,000 U.S. Treasury Note, 2.25%, 2/15/2007, value is $81,602,489; $394,300,670 GNMA, 0.00%
to 12.50%, 9/15/2006 to 7/20/2036, value including accrued interest is $81,600,164.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of July 31, 2006:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2006:

1 day	37.6%
2-7 days	57.1%
61-120 days	5.3%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006 (unaudited)

Assets
Investments in securities	$124,612,347
Investments in repurchase agreements	2,224,210,701

Investments at amortized cost	2,348,823,048
Receivable for Fund shares sold	12,522
Interest receivable	1,269,077
Prepaid expenses and other assets	6,893

Total assets	2,350,111,540

Liabilities
Dividends payable	4,842,764
Payable for Fund shares redeemed	34,106
Advisory fee payable	19,900
Distribution Plan expenses payable	15,939
Due to other related parties	7,904
Accrued expenses and other liabilities	411,356

Total liabilities	5,331,969

Net assets	$2,344,779,571

Net assets represented by
Paid-in capital	$2,345,989,431
Undistributed net investment income	22,202
Accumulated net realized losses on investments	(1,232,062)

Total net assets	$2,344,779,571

Net assets consists of
Class A	$306,639,404
Class S	818,683,505
Class I	1,219,456,662

Total net assets	$2,344,779,571

Shares outstanding (unlimited number of shares authorized)
Class A	307,067,681
Class S	819,076,949
Class I	1,220,095,558

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2006 (unaudited)

Investment income
Interest	$59,946,579

Expenses
Advisory fee	3,965,159
Distribution Plan expenses
Class A	586,966
Class S	2,807,712
Administrative services fee	767,565
Transfer agent fees	263,223
Trustees' fees and expenses	16,346
Printing and postage expenses	49,196
Custodian and accounting fees	303,450
Registration and filing fees	23,001
Professional fees	35,764
Other	36,999

Total expenses	8,855,381
Less: Expense reductions	(23,782)

Net expenses	8,831,599

Net investment income	51,114,980

Net increase in net assets resulting from operations	$51,114,980

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2006		Year Ended
	(unaudited)		January 31, 2006

Operations
Net investment income		$51,114,980		$72,971,240
Net realized losses on investments		0		(620,577)

Net increase in net assets resulting
from operations		51,114,980		72,350,663

Distributions to shareholders from
Net investment income
Class A		(7,707,040)		(12,185,086)
Class S		(17,157,192)		(18,034,613)
Class I		(26,250,225)		(42,751,198)

Total distributions to shareholders		(51,114,457)		(72,970,897)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	466,107,412	466,107,412	1,679,129,745	1,679,129,745
Class S	4,292,709,627	4,292,709,627	3,409,482,607	3,409,482,607
Class I	2,742,521,983	2,742,521,983	4,908,210,033	4,908,210,033

		7,501,339,022		9,996,822,385

Net asset value of shares issued
in reinvestment of distributions
Class A	1,435,093	1,435,093	2,144,356	2,144,356
Class S	17,157,192	17,157,192	6,870,748	6,870,748
Class I	714,321	714,321	990,054	990,054

		19,306,606		10,005,158

Payment for shares redeemed
Class A	(642,886,641)	(642,886,641)	(1,676,937,500)	(1,676,937,500)
Class S	(4,413,238,243)	(4,413,238,243)	(3,255,430,778)	(3,255,430,778)
Class I	(2,829,348,959)	(2,829,348,959)	(5,668,346,715)	(5,668,346,715)

		(7,885,473,843)		(10,600,714,993)

Net asset value of shares issued
in acquisition
Class I	0	0	919,887,413	919,870,981

Net increase (decrease) in net assets
resulting from capital share
transactions		(364,828,215)		325,983,531

Total increase (decrease) in net assets		(364,827,692)		325,363,297
Net assets
Beginning of period		2,709,607,263		2,384,243,966

End of period		$2,344,779,571		$2,709,607,263

Undistributed net investment income		$22,202		$21,679

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee starting at 0.31% and declining to 0.15% as average daily net assets increase.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust U.S. Treasury Money Market Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to Class I sharesholders of SouthTrust U.S. Treasury Money Market Fund at an exchange ratio of 1.00 for Class I shares of the Fund. The aggregate net assets of the Fund and SouthTrust U.S. Treasury Money Market Fund immediately prior to the acquisition were $2,045,789,998 and $919,870,981, respectively. The aggregate net assets of the Fund immediately after the acquisition were $2,965,660,979.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. SECURITIES TRANSACTIONS

On July 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2006, the Fund had $1,232,062 in capital loss carryovers for federal income tax purposes with $16,293 expiring in 2013 and $1,215,769 expiring in 2014.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2006, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended July 31, 2006, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer's tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund's financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund's financial statements.

19

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567516 rv3  9/2006

Evergreen U.S. Government Money Market Fund

# Evergreen

## U.S. GOVERNMENT MONEY MARKET FUND

Semiannual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen U.S. Government Money Market Fund, covering the six-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

The economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation's central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance. In the equity markets, domestic stocks tended to produce moderate performance for the six months, but returns of the market indexes masked considerable short-term volatility.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee

1

LETTER TO SHAREHOLDERS continued

focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless were still rising at what we believed to be a more sustainable pace.

In this environment, portfolio managers for Evergreen's money market funds continued to focus on capital preservation and competitive income. They took advantage of the significantly higher short-term interest rates, compared to six months or a year earlier, and the yields on money market funds tended to rise during the investment period.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds and other shorter-duration portfolios, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or "wrap" programs or purchases by a "fund of funds" into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Also, effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class S1
Class inception date	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	N/A

6-month return	2.04%	1.88%

Average annual return

1-year	3.69%	3.37%

5-year	1.52%	1.34%

Since portfolio inception	1.55%	1.38%

7-day annualized yield	4.46%	4.16%

30-day annualized yield	4.45%	4.15%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. To obtain performance information current to the most recent month-end for Class A, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S1.

The advisor is waiving a portion of its advisory fee and reimbursing the fund for a portion of other expenses. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A and S1 without which returns for Classes A and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,020.35	$ 3.66
Class S1	$ 1,000.00	$ 1,018.84	$ 5.16
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.17	$ 3.66
Class S1	$ 1,000.00	$ 1,019.69	$ 5.16

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.73% for Class A and 1.03% for Class S1), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.01	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.01)	0 [2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.04%	2.61%	0.68%	0.26%	1.01%	1.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$668,316	$644,783	$901,382	$2,115,472	$3,979,856	$3,774,155
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73% [3]	0.74%	0.88%	0.93%	0.88%	0.88% [3]
Expenses excluding waivers/reimbursements
and expense reductions	0.93% [3]	0.98%	1.08%	1.05%	1.04%	1.05% [3]
Net investment income (loss)	4.06% [3]	2.50%	0.57%	0.27%	1.00%	1.57% [3]

1 For the period from June 26, 2001 (commencemen t of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S1	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0 [2]	0 [2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.88%	2.30%	0.45%	0.15%	0.99%	1.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$316,449	$372,904	$351,433	$266,596	$431,731	$390,392
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.03% [3]	1.03%	1.10%	1.04%	0.90%	0.90% [3]
Expenses excluding waivers/reimbursements
and expense reductions	1.23% [3]	1.27%	1.32%	1.35%	1.34%	1.37% [3]
Net investment income (loss)	3.76% [3]	2.34%	0.61%	0.16%	0.97%	1.56% [3]

1 For the period from June 26, 2001 (commencemen t of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 39.0%
FAMC, 4.62% 11/30/2006 +	$ 5,000,000	$ 4,924,375
FFCB, FRN:
5.25%, 08/02/2006	40,000,000	39,996,299
5.26%, 08/02/2006	35,000,000	34,999,786
FHLB:
3.50%, 08/15/2006	31,500,000	31,485,982
3.75%, 09/28/2006	4,750,000	4,743,461
4.75%, 12/29/2006	10,000,000	9,998,391
FRN:
5.24%, 08/02/2006	50,000,000	49,996,174
5.34%, 10/05/2006	25,000,000	24,993,352
FHLMC:
2.75%, 08/15/2006	44,889,000	44,857,539
3.00%, 09/29/2006	15,000,000	14,969,515
4.00%, 08/11/2006	12,895,000	12,894,896
4.80%, 02/12/2007	15,000,000	14,999,624
FNMA:
3.00%, 09/07/2006	17,690,000	17,660,943
5.35%, 09/01/2006 +	30,000,000	29,863,858
5.36%, 09/01/2006 +	23,420,236	23,313,853
5.50%, 07/10/2007	25,000,000	24,992,085

Total U.S. Government & Agency Obligations (cost $384,690,133)		384,690,133

REPURCHASE AGREEMENTS* 66.1%
Bank of America Corp., 5.26%, dated 7/31/2006, maturing 8/1/2006; maturity
value $215,031,414(1)	215,000,000	215,000,000
Barclays plc, 5.26%, dated 7/31/2006, maturing 8/1/2006; maturity value
$215,031,414(2)	215,000,000	215,000,000
Deutsche Bank AG, 5.27%, dated 7/31/2006, maturing 8/1/2006; maturity
value $220,623,508(3)	220,591,216	220,591,216

Total Repurchase Agreements (cost $650,591,216)		650,591,216

Total Investments (cost $1,035,281,349) 105.1%		1,035,281,349
Other Assets and Liabilities (5.1%)		(50,516,580)

Net Assets 100.0%		$ 984,764,769

+	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
(1) $211,001,000 FHLMC, 5.25% to 5.50%, 10/19/2015 to 11/16/2015, value including accrued interest is
$209,196,973; $10,000,000 FHLB, 4.75%, 11/3/2006, value including accrued interest is $10,103,611.
(2) $81,579,000 TIPS, 3.375% to 3.875%, 4/15/2028 to 4/15/2032, value including accrued interest is $116,804,711;
$101,505,000 U.S. Treasury Note, 2.375%, 8/15/2006, value including accrued interest is $102,495,779.
(3) $7,975,000 FHLB, 4.50%, 4/17/2007, value including accrued interest is $8,026,359; $124,253,000 FHLMC,
0.00% to 4.65%, 12/27/2006 to 10/10/2013, value including accrued interest is $120,694,010; $98,410,000
FNMA, 0.00%, 12/27/2006, value is $96,284,344 .

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

Summaryof Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of July 31, 2006:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2006:

1 day	62.8%
2-7 days	12.1%
8-60 days	17.4%
61-120 days	2.4%
121-240 days	2.9%
241+ days	2.4%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006 (unaudited)

Assets
Investments in securities	$384,690,133
Investments in repurchase agreements	650,591,216

Investments at amortized cost	1,035,281,349
Receivable for Fund shares sold	23,785
Interest receivable	3,320,418
Prepaid expenses and other assets	15,930

Total assets	1,038,641,482

Liabilities
Payable for securities purchased	53,177,711
Payable for Fund shares redeemed	506,601
Advisory fee payable	8,219
Distribution Plan expenses payable	10,664
Due to other related parties	18,163
Accrued expenses and other liabilities	155,355

Total liabilities	53,876,713

Net assets	$984,764,769

Net assets represented by
Paid-in capital	$984,982,791
Undistributed net investment income	70,948
Accumulated net realized losses on investments	(288,970)

Total net assets	$984,764,769

Net assets consists of
Class A	$668,315,720
Class S1	316,449,049

Total net assets	$984,764,769

Shares outstanding (unlimited number of shares authorized)
Class A	668,467,634
Class S1	316,515,156

Net asset value per share
Class A	$1.00
Class S1	$1.00

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2006 (unaudited)

Investment income
Interest	$24,546,610

Expenses
Advisory fee	1,907,061
Distribution Plan expenses
Class A	1,018,756
Class S1	1,035,266
Administrative services fee	307,278
Transfer agent fees	808,194
Trustees' fees and expenses	10,598
Printing and postage expenses	54,129
Custodian and accounting fees	119,655
Registration and filing fees	13,676
Professional fees	23,820
Other	7,836

Total expenses	5,306,269
Less: Expense reductions	(9,550)
Fee waivers and expense reimbursements	(1,030,491)

Net expenses	4,266,228

Net investment income	20,280,382

Net increase in net assets resulting from operations	$20,280,382

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2006		Year Ended
	(unaudited)		January 31, 2006 (a)

Operations
Net investment income		$20,280,382		$25,895,612
Net realized losses on investments		0		(164,808)

Net increase in net assets resulting
from operations		20,280,382		25,730,804

Distributions to shareholders from
Net investment income
Class A		(13,795,699)		(18,154,269)
Class B		0		(1,233)
Class C		0		(892)
Class S1		(6,485,883)		(7,750,612)
Class I		0		(63)

Total distributions to shareholders		(20,281,582)		(25,907,069)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,635,798,999	2,635,798,999	6,235,967,144	6,235,967,144
Class S1	1,426,064,289	1,426,064,289	2,410,433,676	2,410,433,676

		4,061,863,288		8,646,400,820

Net asset value of shares issued in
reinvestment of distributions
Class A	13,531,088	13,531,088	18,160,684	18,160,684
Class B	0	0	935	935
Class C	0	0	363	363
Class S1	6,485,883	6,485,883	7,750,610	7,750,610
Class I	0	0	51	51

		20,016,971		25,912,643

Payment for shares redeemed
Class A	(2,625,795,542)	(2,625,795,542)	(6,510,600,656)	(6,510,600,656)
Class B	0	0	(1,316,936)	(1,316,936)
Class C	0	0	(1,094,172)	(1,094,172)
Class S1	(1,489,005,393)	(1,489,005,393)	(2,396,663,404)	(2,396,663,404)
Class I	0	0	(32,322)	(32,322)

		(4,114,800,935)		(8,909,707,490)

Net decrease in net assets resulting
from capital share transactions		(32,920,676)		(237,394,027)

Total decrease in net assets		(32,921,876)		(237,570,292)
Net assets
Beginning of period		1,017,686,645		1,255,256,937

End of period		$984,764,769		$1,017,686,645

Undistributed net investment income		$70,948		$72,148

(a) Effective at the close of business on March 7, 2005, Class B, Class C and Class I shares of the Fund were liquidated.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A and Class S1 shares. Class A and Class S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares pays an ongoing distribution fee.

Effective at the close of business on March 7, 2005, Class B, Class C and Class I shares of the Fund were liquidated. Shareholders of Class B, Class C and Class I received the corresponding class of shares of Evergreen Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2006, EIMC waived its advisory fee in the amount of $358,491 and reimbursed other expenses in the amount of $672,000.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S1 shares.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

On July 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2006, the Fund had $251,626 in capital loss carryovers for federal income tax purposes with $7,279 expiring in 2012, $116,744 expiring in 2013 and $127,603 expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2006, the Fund incurred and elected to defer post-October losses of $37,344.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended July 31, 2006, the Fund had no borrowings.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer's tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund's financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund's financial statements.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567517 rv3  9/2006

Evergreen Municipal Money Market Fund

# Evergreen

MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Municipal Money Market Fund, covering the six-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

The economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation's central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance. In the equity markets, domestic stocks tended to produce moderate performance for the six months, but returns of the market indexes masked considerable short-term volatility.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee

LETTER TO SHAREHOLDERS continued

focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless were still rising at what we believed to be a more sustainable pace.

In this environment, portfolio managers for Evergreen's money market funds continued to focus on capital preservation and competitive income. They took advantage of the significantly higher short-term interest rates, compared to six months or a year earlier, and the yields on money market funds tended to rise during the investment period.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds and other shorter-duration portfolios, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

Effective April 2, 2007, the Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or "wrap" programs or purchases by a "fund of funds" into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Also, effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak
• James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

	Class A	Class S	Class S1	Class I
Class inception date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

Nasdaq symbol	EXAXX	N/A	N/A	EVTXX

6-month return	1.33%	1.18%	1.18%	1.48%

Average annual return

1-year	2.41%	2.11%	2.11%	2.72%

5-year	1.21%	0.91%	0.93%	1.51%

10-year	2.19%	2.12%	2.19%	2.49%

7-day annualized yield	2.89%	2.59%	2.59%	3.19%

30-day annualized yield	2.86%	2.56%	2.56%	3.16%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes S and S1 have not been adjusted to reflect the effect of each class' 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes S and S1 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Classes S and S1, without which returns for Class S and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective may be changed without a vote of the fund's shareholders.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2006, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,013.31	$ 4.14
Class S	$ 1,000.00	$ 1,011.81	$ 5.64
Class S1	$ 1,000.00	$ 1,011.80	$ 5.64
Class I	$ 1,000.00	$ 1,014.82	$ 2.65
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.68	$ 4.16
Class S	$ 1,000.00	$ 1,019.19	$ 5.66
Class S1	$ 1,000.00	$ 1,019.19	$ 5.66
Class I	$ 1,000.00	$ 1,022.17	$ 2.66

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.83% for Class A, 1.13% for Class S, 1.13% for Class S1 and 0.53% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$ 1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$ 1.00	$1.00

Total return	1.33%	1.87%	0.68%	0.51%	0.95%	2.18%

Ratios and supplemental data
Net assets, end of period (millions)	$ 427	$ 482	$ 763	$ 958	$1,237	$ 953
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83% [1]	0.82%	0.83%	0.85%	0.86%	0.88%
Expenses excluding waivers/reimbursements
and expense reductions	0.86% [1]	0.86%	0.87%	0.86%	0.86%	0.88%
Net investment income (loss)	2.66% [1]	1.78%	0.65%	0.50%	0.89%	1.47%

1 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	0 [1]	0 [1]	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.18%	1.57%	0.38%	0.21%	0.65%	1.88%

Ratios and supplemental data
Net assets, end of period (millions)	$ 322	$ 315	$ 319	$ 463	$ 835	$ 638
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.13% [2]	1.12%	1.13%	1.13%	1.16%	1.16%
Expenses excluding waivers/reimbursements
and expense reductions	1.16% [2]	1.16%	1.17%	1.15%	1.16%	1.16%
Net investment income (loss)	2.37% [2]	1.54%	0.34%	0.22%	0.60%	1.82%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S1	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	0 [2]	0 [2]	(0.01)	(0.01)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Total return	1.18%	1.57%	0.37%	0.22%	0.72%	0.77%

Ratios and supplemental data
Net assets, end of period (millions)	$ 991	$1,089	$1,344	$ 274	$ 369	$ 257
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.13% [3]	1.12%	1.10%	1.12%	1.09%	1.10% [3]
Expenses excluding waivers/reimbursements
and expense reductions	1.16% [3]	1.16%	1.14%	1.15%	1.16%	1.20% [3]
Net investment income (loss)	2.36% [3]	1.53%	0.57%	0.22%	0.67%	0.96% [3]

1 For the period from June 26, 2001 (commencemen t of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS I [1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.48%	2.18%	0.98%	0.81%	1.25%	2.49%

Ratios and supplemental data
Net assets, end of period (millions)	$ 395	$ 422	$ 492	$ 513	$ 561	$ 489
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.53% [2]	0.52%	0.52%	0.55%	0.56%	0.56%
Expenses excluding waivers/reimbursements
and expense reductions	0.56% [2]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	2.96% [2]	2.12%	0.96%	0.80%	1.20%	2.46%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
AIRPORT 2.0%
Chicago, IL O'Hare Intl. Arpt. RB, PFOTER, 3.72%, VRDN, (Liq.: Merrill Lynch &
Co., Inc. & Insd. by XL Capital, Ltd.)	$ 675,000	$675,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1019, 3.71%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by FGIC)	2,035,000	2,035,000
Hillsborough Cnty., FL Aviation Auth. RB, Ser. 930, 3.68%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by AMBAC)	3,765,000	3,765,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert., Ser. 404, 3.68%, VRDN,
(Liq.: Morgan Stanley & Insd. by FGIC)	1,100,000	1,100,000
Metropolitan Washington, DC Arpt. Auth. RB, 3.25%, 10/13/2006, (LOC: Bank
of America Corp.)	15,300,000	15,300,000
Metropolitan Washington, DC Arpt. MSTR, 3.89%, VRDN, (SPA: Societe Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.89%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 3.89%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000
Philadelphia, PA Arpt. MSTR, 3.72%, VRDN, (SPA: Societe Generale & Insd. by
FGIC)	4,600,000	4,600,000

		41,680,000

EDUCATION 4.7%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-10, 3.68%, VRDN, (Insd. by FSA)	1,000,000	1,000,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 3.68%, VRDN, (Liq.: Bear Stearns
Cos. & Insd. by MBIA)	10,010,000	10,010,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 3.90%, VRDN,
(Gtd. by Columbus B&T Co.)	1,865,000	1,865,000
Colorado Edl. & Cultural Facs. Auth. RB:
Concordia Univ. of Irvine Proj., 3.66%, VRDN, (LOC: U.S. Bank)	2,675,000	2,675,000
Vail Mountain Sch. Proj., 3.75%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St. Andrews Sewanee Sch. Proj.,
3.69%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB, Mount Pisgah Christian Sch. Proj., 3.69%, VRDN,
(LOC: Bank of North Georgia)	4,650,000	4,650,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 3.74%, VRDN, (LOC: Fulton Finl.
Corp.)	3,610,000	3,610,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 4.15%, VRDN, (LOC:
Columbus B&T Co.)	6,890,000	6,890,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch.
Proj., 3.66%, VRDN, (LOC: Fifth Third Bancorp)	5,160,000	5,160,000
North Texas Higher Ed. Auth. RB, Ser. A-1, Class 2, 3.63%, VRDN, (LOC:
DEPFA Bank plc)	6,000,000	6,000,000
Oak Ridge, TN IDRB, Oak Ridge Univ. Proj., 3.67%, VRDN, (SPA: Allied Irish Banks
plc)	3,800,000	3,800,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., 3.68%, VRDN, (LOC:
Bank of America Corp.)	9,400,000	9,400,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.68%, VRDN, (Liq.: Morgan Stanley)	2,400,000	2,400,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Private Colleges and Univ. Auth. of Georgia RB, Mercer Univ. Proj.:
3.72%, VRDN, (LOC: Branch Banking & Trust)	$ 11,795,000	$11,795,000
Ser. A, 3.72%, VRDN, (LOC: Branch Banking & Trust)	5,500,000	5,500,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 3.71%, VRDN, (LOC:
KeyCorp)	6,530,000	6,530,000
Summit Cnty., OH RB, Western Academy Reserve, 3.66%, VRDN, (LOC: KeyCorp)	5,340,000	5,340,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 3.68%, VRDN,
(LOC: Bank of America Corp.)	2,000,000	2,000,000
Winnebago & Boone Cntys., IL Sch. Dist. TAN, 4.18%, 10/02/2006	5,250,000	5,255,226

		99,565,226

GENERAL OBLIGATION - LOCAL 4.9%
ABN AMRO Munitops Cert. Trust, 3.69%, VRDN, (SPA: ABN AMRO Bank & Insd.
by MBIA)	25,280,000	25,280,000
Chattanooga, TN GO, ROC, 3.68%, VRDN, (Liq.: Citigroup, Inc. & Insd. by MBIA)	4,895,000	4,895,000
Chilton, WI Sch. Dist. GO, ROC, 3.68%, VRDN, (Liq.: Citigroup Global Markets)	5,370,000	5,370,000
Clipper Tax-Exempt Trust COP, Ser. 2005-34, 3.68%, VRDN, (SPA: State Street
Corp.)	10,100,000	10,100,000
Cook Cnty., IL GO, Ser. 559, 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
DeSoto, TX Independent Sch. Dist. GO, PFOTER, 3.71%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	855,000	855,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 3.70%, VRDN, (Insd. by FGIC)	2,775,000	2,775,000
Harrison Cnty., MS GO, Dev. Bank Spl. Obl. Bond Program, 3.74%, VRDN, (Insd.
by AMBAC)	38,000,000	38,000,000
Honolulu, HI City & Cnty. GO, PFOTER, 3.68%, VRDN, (SPA: Merrill Lynch & Co.,
Inc. & Insd. by MBIA)	4,995,000	4,995,000
Kitsap Cnty., WA Sch. Dist. GO, ROC, 3.68%, VRDN, (Liq.: Smith Barney)	5,205,000	5,205,000
New York, NY GO, 3.70%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	3,750,000	3,750,000
Will Cnty., IL Cmnty. High Sch. Dist. GO, PFOTER, 3.71%, VRDN, (SPA: Merrill
Lynch Co., Inc. & Insd. by FSA)	675,000	675,000

		103,900,000

GENERAL OBLIGATION - STATE 4.1%
District of Columbia GO, Ser. C, 3.64%, VRDN, (Insd. by FGIC)	9,155,000	9,155,000
Florida Dept. of Trans. GO, ROC, 3.68%, VRDN, (Liq.: Citigroup, Inc.)	3,955,000	3,955,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.78%, VRDN, (Liq.:
Societe Generale)	9,100,000	9,100,000
Municipal Securities Trust Cert. GO, Ser. 2001-174, 3.68%, VRDN, (Liq.: Bear
Stearns Cos.)	1,200,000	1,200,000
Texas GO:
3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,195,000	6,195,000
Ser. 1016, 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,315,000	3,315,000
TRAN, 4.50%, 08/31/2006	55,000,000	55,059,029

		87,979,029

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 8.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, PFOTER, 3.10%, VRDN, (SPA:
Landesbank Hessen)	$ 8,965,000	$8,965,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 3.64%, VRDN, (LOC: Columbus B&T Co.)	17,835,000	17,835,000
Methodist Home for the Aging, 5.04%, VRDN, (LOC: Colonial BancGroup,
Inc.)	6,000,000	6,000,000
Claiborne Cnty., TN IDRB, Lincoln Mem. Univ. Proj., 3.69%, VRDN, (LOC:
Amsouth Bancorp)	9,000,000	9,000,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 3.86%, VRDN, (Gtd. by
Columbus B&T Co.)	8,700,000	8,700,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.71%, VRDN, (LOC:
SunTrust Banks, Inc.)	1,097,000	1,097,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.66%,
VRDN, (LOC: SunTrust Banks, Inc.)	2,100,000	2,100,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.35%, 11/09/2006, (Liq.: Merrill
Lynch & Co., Inc.)	7,195,000	7,195,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A,
3.50%, 03/01/2007, (Gtd. by Ascension Hlth. Credit Group)	7,000,000	7,000,000
Kentucky EDA, St. Luke's Hosp. RB, PFOTER, 3.73%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	520,000	520,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, 3.66%, VRDN, (SPA: Allied
Irish Banks plc)	5,276,000	5,276,000
Leesburg, FL Hosp. RB, The Villages Regl. Hosp. Proj., 3.70%, VRDN, (SPA: Bank of
Nova Scotia & Insd. by Radian Asset Assurance, Inc.)	12,000,000	12,000,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 3.71%, VRDN, (LOC: Bank One)	1,110,000	1,110,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 3.68%, VRDN, (LOC: Union Planters Bank)	3,775,000	3,775,000
Cenikor Foundation Proj., 3.71%, VRDN, (LOC: Union Planters Bank)	2,945,000	2,945,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 3.63%, VRDN, (LOC: Bank of America Corp.)	1,211,000	1,211,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.73%, VRDN, (LOC:
WestLB AG)	2,000,000	2,000,000
Michigan Hosp. Fin. Auth. RB, Holland Cmnty. Hosp., Ser. B, 3.66%, VRDN, (LOC:
Bank One)	5,000,000	5,000,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, 3.65%, VRDN, (Insd.
by Regions Bank)	8,500,000	8,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 3.84%, VRDN, (LOC: Regions
Bank)	1,175,000	1,175,000
Montgomery Cnty., OH Hlth. Care RB, Windows Home Proj., 3.71%, VRDN, (LOC:
KeyCorp)	3,180,000	3,180,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, PFOTER, 3.66%, VRDN, (SPA: Svenska
Handelsbank & Insd. by AMBAC)	1,500,000	1,500,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Proj.:
Ser. 1999-69A, Class A, 3.84%, VRDN, (Liq.: Bear Stearns Cos.)	29,040,000	29,040,000
Ser. 1999-69B, Class B, 3.84%, VRDN, (Liq.: Bear Stearns Cos.)	29,025,000	29,025,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 3.84%, VRDN, (Liq.: Bear Stearns
Cos.)	$ 2,845,000	$2,845,000
Steuben Cnty., NY IDA RB, Civic Facs.:
Corning Hosp. Ctr. Proj., 3.67%, VRDN, (LOC: M&T Bank Corp.)	1,575,000	1,575,000
Guthrie Corning Dev. Proj., 3.67%, VRDN, (LOC: M&T Bank Corp.)	2,590,000	2,590,000

		181,159,000

HOUSING 33.8%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-1, 3.80%, VRDN, (LOC: LaSalle Bank, NA)	2,950,000	2,950,000
Ser. 2005-68, 3.72%, VRDN, (SPA: ABN AMRO Bank & Insd. by FGIC)	17,085,000	17,085,000
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 3.69%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,855,000	1,855,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 3.71%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,980,000	4,980,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 3.65%, VRDN, (LOC:
Marshall & Ilsley Corp.)	9,680,000	9,680,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, 3.74%, VRDN,
(LOC: Columbus B&T Co.)	16,000,000	16,000,000
Brevard Cnty., FL HFA MHRB, PFOTER, 3.10%, VRDN, (Insd. by FHLMC)	8,000,000	8,000,000
California Statewide CDA MHRB, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,535,000	8,535,000
Charter Mac Equity Issuer Trust, PFOTER, 3.75%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	30,895,000	30,895,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 3.75%, VRDN,
(LOC: First Tennessee Bank)	1,400,000	1,400,000
Class B Revenue Bond Cert. Trust, Ser. 2001-2, 3.89%, VRDN, (Liq.: American
Intl. Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.88%, VRDN, (SPA: State Street Corp.)	3,779,884	3,779,884
Ser. 1999-3, 3.84%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA)	11,469,000	11,469,000
Ser. 2000-1, 3.72%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-9, 3.79%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA)	25,729,000	25,729,000
Ser. 2004-10, 3.79%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA &
FNMA)	8,506,000	8,506,000
Ser. 2005-14, 3.84%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	4,350,000	4,350,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 3.74%, VRDN, (Insd.
by FHLMC)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 3.73%, VRDN, (LOC: Columbus B&T Co.)	4,350,000	4,350,000
DeKalb Cnty., GA Hsg. Auth. MHRB, Post Walk Proj., 3.68%, VRDN, (Liq.: FNMA)	14,800,000	14,800,000
Denton Cnty., TX Hsg. Fin. Corp. RB, 3.77%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,195,000	12,195,000
District of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, 3.74%, VRDN,
(SPA: Landesbank Hessen-Thüringen Girozentrale)	7,200,000	7,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.79%, VRDN,
(LOC: Crestar Bank)	2,725,000	2,725,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 3.72%, VRDN, (LOC: Bank
of America Corp. & Insd. by GNMA)	4,765,000	4,765,000
FHLMC MHRB, Ser. M001, Class A, 3.74%, VRDN, (Liq.: FHLMC)	11,805,398	11,805,398

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., 3.65%, VRDN, (Liq.: FHLMC)	$ 9,775,000	$9,775,000
Goldman Sachs Pool Trust RB, Ser. 34, 3.74%, VRDN, (Liq.: Goldman Sachs Group,
Inc.)	6,745,000	6,745,000
Greystone Tax-Exempt COP, Cert. of Beneficial Ownership, Ser. 2002-1, 3.74%,
VRDN, (LOC: Bank of America Corp.)	5,715,000	5,715,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., 3.89%, VRDN, (Liq.: American Intl. Group, Inc.)	10,805,000	10,805,000
Pleasant Run Apt. Proj., 3.89%, VRDN, (Liq.: American Intl. Group, Inc.)	4,265,000	4,265,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 3.69%, VRDN, (Insd. by
FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.81%, VRDN, (Liq.:
American Intl. Group, Inc.)	8,076,000	8,076,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 3.70%, VRDN, (LOC:
U.S. Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert.:
Ser. 1997, 3.84%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	3,540,000	3,540,000
Ser. 1998A, 3.79%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	1,826,000	1,826,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.64%,
VRDN, (LOC: SunTrust Banks, Inc.)	273,000	273,000
Massachusetts Dev. Fin. Agcy. RB:
Georgetown Vlg. Apts., Ser. A, 3.71%, VRDN, (Liq.: FNMA)	3,800,000	3,800,000
PFOTER, 3.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow
Creek Apts. Proj., 3.75%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj.,
3.74%, VRDN, (Liq.: FHLMC)	4,750,000	4,750,000
Miami-Dade Cnty., FL HFA RB, Ward Towers Assisted Living, 3.68%, VRDN, (LOC:
Bank of America Corp.)	1,600,000	1,600,000
Minneapolis, MN MHRB, Stone Arch Apts., 3.70%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.74%, VRDN, (SPA:
Danske Bank)	20,000,000	20,000,000
MuniMae Trust COP, Ser. 2002-1M, 3.70%, VRDN, (SPA: Bayerische
Landesbanken & Insd. by MBIA)	11,590,000	11,590,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 3.76%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Bridgeport Apts. Proj., 3.89%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.53%, VRDN, (Insd. by Trinity Plus Funding
Co.)	2,560,756	2,560,756
New Orleans, LA Fin. Auth. SFHRB, Ser. 1137, 3.74%, VRDN, (Liq.: Morgan
Stanley)	22,785,000	22,785,000
Oakland, CA MHRB PFOTER, 3.45%, VRDN, (LOC: Lloyds TSB Group plc)	25,000,000	25,000,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 3.71%,
VRDN, (LOC: KeyCorp)	1,260,000	1,260,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 3.72%, VRDN, (Insd. by
FHLMC)	2,485,000	2,485,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
PFOTER:
Class A:
3.74%, VRDN, (Insd. by FHLMC)	$ 17,315,000	$17,315,000
3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,335,000	13,335,000
3.77%, VRDN, (SPA: WestLB AG)	30,210,000	30,210,000
Class B:
3.40%, 02/01/2007, (Insd. by FHLMC)	11,540,000	11,540,000
3.85%, 07/05/2007, (LOC: Lloyds TSB Group plc)	47,890,000	47,890,000
Class C, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,410,000	3,410,000
Class D:
3.10%, 09/28/2006, (Liq.: Merrill Lynch & Co., Inc.)	21,185,000	21,185,000
3.74%, VRDN, (Insd. by FHLMC)	20,185,000	20,185,000
Class F:
3.74%, VRDN, (Insd. by FHLMC)	24,030,000	24,030,000
3.83%, VRDN, (LOC: Lloyds TSB Group plc)	8,065,000	8,065,000
Class G, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	20,475,000	20,475,000
Class I, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	645,000	645,000
Pinellas Cnty., FL HFA PFOTER, 3.72%, VRDN, (SPA: Landesbank Hessen-Thüringen
Girozentrale)	455,000	455,000
Roaring Fork Muni. Products, LLC RB, Ser. 2001-14, Class A, 3.79%, VRDN, (LOC:
Bank of New York Co.)	6,150,000	6,150,000
South Carolina Fin. & Dev. Auth. MHRB, 3.77%, VRDN, (SPA: Merrill Lynch & Co.,
Inc.)	8,250,000	8,250,000
South Dakota HDA RB, PFOTER, 3.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc. &
Gtd. by Pallas Capital Corp.)	3,145,000	3,145,000
South Dakota Hsg. Auth. SFHRB, Homeownership Mtge., Ser. H, 4.50%,
12/15/2006	12,550,000	12,597,745
Washington Hsg. Fin. Commission RB, Ser. 1335, 3.71%, VRDN, (Liq.: JPMorgan
Chase & Co. & Liq.: GNMA/FNMA/FHLMC)	4,500,000	4,500,000
Washington MHRB:
Eaglepointe Apts., Ser. A, 3.89%, VRDN, (Liq.: American Intl. Group, Inc.)	4,840,000	4,840,000
Winterhill Apts., Ser. A, 3.89%, VRDN, (Liq.: American Intl. Group, Inc.)	6,525,000	6,525,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 3.74%, VRDN, (LOC: Marshall &
Isley Bank)	5,850,000	5,850,000
Wisconsin Hsg. & EDA Home Ownership SFHRB, Ser. A, 3.68%, VRDN, (SPA:
WestLB AG)	18,000,000	18,000,000

		722,502,783

INDUSTRIAL DEVELOPMENT REVENUE 13.9%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.68%, VRDN, (LOC: Bank of America
Corp.)	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.68%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	1,853,000	1,853,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 3.69%, VRDN, (SPA: Royal
Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 3.79%, VRDN, (LOC: U.S. Bancorp)	3,955,000	3,955,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 3.70%, VRDN,
(LOC: Bank of America Corp.)	$1,120,000	$1,120,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 3.78%, VRDN, (LOC: AmSouth
Bancorp)	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., 3.91%, VRDN, (LOC: AmSouth Bancorp)	200,000	200,000
Butler, WI IDRB, Western States Envelope Co. Proj., 3.70%, VRDN, (LOC: Marshall
& Ilsley Corp.)	1,440,000	1,440,000
California EDA RB, Killion Inds. Proj., 3.95%, VRDN, (LOC: Union Bank of
California)	2,770,000	2,770,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 3.98%, VRDN, (Gtd. by
Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 3.75%, VRDN, (LOC: Branch
Banking & Trust)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 3.70%, VRDN, (LOC: Bank of
America Corp.)	3,300,000	3,300,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., 3.79%, VRDN,
(LOC: Bank of the West)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.85%, VRDN,
(LOC: Wells Fargo & Co.)	1,925,000	1,925,000
Colorado HFA EDRB, Gressman Enterprises Proj., 3.75%, VRDN, (LOC: Wells Fargo
& Co.)	1,150,000	1,150,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.82%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., 3.78%, VRDN, (LOC: PNC
Finl. Svcs. Group, Inc.)	1,630,000	1,630,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., 4.125%, VRDN, (LOC: LaSalle
Bank)	4,150,000	4,150,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 3.73%, VRDN, (LOC: Wells Fargo
& Co.)	5,600,000	5,600,000
Devils Lake, ND IDRB, Noodles by Leonardo, 4.00%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 3.69%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 3.84%, VRDN, (LOC: Columbus
B&T Co.)	7,930,000	7,930,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 3.85%, VRDN, (LOC: U.S.
Bancorp)	2,045,000	2,045,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 3.76%, VRDN, (LOC: Harris Trust & Savings Bank)	2,195,000	2,195,000
Four Season Hsg., Inc. Proj., 3.82%, VRDN, (LOC: KeyCorp)	1,800,000	1,800,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 3.79%, VRDN, (LOC: AmSouth
Bancorp)	4,380,000	4,380,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 3.78%, VRDN, (LOC: Fifth Third
Bancorp)	1,000,000	1,000,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 3.82%, VRDN, (LOC: Natl. City
Corp.)	1,140,000	1,140,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 3.75%, VRDN, (LOC: Bank of
America Corp.)	1,000,000	1,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Hackleberg, AL IDRB, River Birch Homes Proj., 3.94%, VRDN, (LOC: AmSouth
Bancorp)	$820,000	$820,000
Haleyville, AL IDRB:
Charming Castle, LLC Proj., 3.94%, VRDN, (SPA: Canadian Imperial Bank)	398,000	398,000
Door Components, LLC Proj., 3.94%, VRDN, (SPA: Canadian Imperial Bank)	1,635,000	1,635,000
Hamilton, AL IDRB, Quality Hsg. Proj., 4.04%, VRDN, (SPA: Canadian Imperial
Bank)	815,000	815,000
Hillsboro, TX IDRB, Lamraft, LP Proj., 3.94%, VRDN, (LOC: First Comml. Bank)	870,000	870,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 3.79%, VRDN, (LOC:
Crestar Bank)	1,060,000	1,060,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 3.89%, VRDN, (LOC: Associated
Banc-Corp.)	1,615,000	1,615,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., 3.74%, VRDN, (LOC: First Comml. Bank)	2,945,000	2,945,000
Wright-K Technology, Inc. Proj., 3.87%, VRDN, (LOC: Natl. City Corp.)	1,380,000	1,380,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 3.99%, VRDN,
(LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., 3.92%, VRDN,
(LOC: Rabobank Intl.)	6,400,000	6,400,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 3.71%, VRDN, (LOC:
Bank One)	1,560,000	1,560,000
Iowa Fin. Auth. IDRB, Interwest Proj., 3.79%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	3,680,000	3,680,000
Jackson, TN IDRB, Gen. Cable Corp. Proj., 3.74%, VRDN, (LOC: JPMorgan Chase
& Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 3.79%, VRDN, (LOC: JPMorgan
Chase & Co.)	2,300,000	2,300,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 3.79%, VRDN, (SPA: Bay
Hypo-Und Vereinsbank AG)	2,100,000	2,100,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 3.82%, VRDN, (LOC:
U.S. Bancorp)	795,000	795,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 3.80%, VRDN, (LOC:
U.S. Bancorp)	2,520,000	2,520,000
Mankato, MN IDRB, Katolight Proj., 3.85%, VRDN, (LOC: U.S. Bancorp)	2,050,000	2,050,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 3.78%, VRDN, (LOC:
KeyCorp)	2,765,000	2,765,000
Massachusetts IFA IDRB:
Portland Causeway Proj., 3.95%, VRDN, (LOC: Sovereign Bancorp, Inc.)	2,000,000	2,000,000
Portland Causeway Realty Trust Co., Ser. 1988, 3.95%, VRDN, (LOC: Sovereign
Bancorp, Inc.)	700,000	700,000
Miami-Dade Cnty., FL IDA RB:
Cigarette Racing Team Proj., 3.68%, VRDN, (LOC: Bank of America Corp.)	2,600,000	2,600,000
Tarmac America Proj., 3.68%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 6.17%,
VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Michigan Strategic Fund, Ltd. Obl. RB:
Quantum Composites, Inc. Proj., 3.84%, VRDN, (LOC: Heller Finl., Inc.)	$4,300,000	$4,300,000
Wilden Adventures Proj., 3.80%, VRDN, (LOC: Comerica Bank)	3,930,000	3,930,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 3.85%, VRDN,
(LOC: Firstbank Corp.)	1,415,000	1,415,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 3.99%,
VRDN, (SPA: Societe Generale)	3,390,000	3,390,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 3.79%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	3,850,000	3,850,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 3.86%, VRDN,
(LOC: Amsouth Bank, NA)	3,395,000	3,395,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar, 3.79%, VRDN,
(LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Lisbon, WI IDRB, Leer, LP Proj., 3.85%, VRDN, (LOC: U.S. Bancorp)	2,325,000	2,325,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 3.75%, VRDN, (LOC: U.S.
Bancorp)	2,700,000	2,700,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 3.68%, VRDN,
(LOC: Bank of America Corp.)	2,075,000	2,075,000
Olathe, KS IDRB, Insulite Proj., 3.81%, VRDN, (LOC: U.S. Bancorp)	1,600,000	1,600,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 3.66%, VRDN,
(LOC: JPMorgan Chase & Co.)	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., 3.79%, VRDN, (LOC: Bank of America
Corp.)	1,575,000	1,575,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 3.73%, VRDN, (LOC: U.S. Bancorp)	2,240,000	2,240,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 3.80%, VRDN,
(LOC: Bank of California)	1,725,000	1,725,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj.,
3.79%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 3.89%, VRDN, (LOC:
Associated Banc-Corp.)	1,205,000	1,205,000
Port Corpus Christi, TX Indl. Dev. Corp. Facs. RB, Citgo Petroleum Corp. Proj.,
3.72%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
Portland, OR EDA RB, Broadway Proj., 3.66%, VRDN, (LOC: KeyCorp & Insd. by
AMBAC)	4,500,000	4,500,000
Rockwall, TX IDRB, Columbia Extrusion Corp., 3.86%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 3.68%, VRDN, (LOC: Bank of America
Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 3.89%, VRDN, (LOC:
Associated Banc-Corp.)	1,935,000	1,935,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 4.05%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Compact Air Products, LLC, 3.78%, VRDN, (LOC: KeyCorp)	2,755,000	2,755,000
Ortec, Inc. Proj., Ser. B, 3.73%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000
Roller Bearing Co. Proj., Ser. 1994-A, 3.84%, VRDN, (Liq.: Heller Finl., Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 3.69%, VRDN, (SPA: RBC Centura Bank & Insd.
by AMBAC)	7,000,000	7,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 3.85%, VRDN, (LOC: U.S.
Bancorp)	$ 2,100,000	$2,100,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 3.97%, VRDN, (LOC: U.S.
Bancorp)	1,315,000	1,315,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 3.79%, VRDN, (LOC: U.S. Bancorp)	5,460,000	5,460,000
Kuenz Heating & Sheet Metal, 3.96%, VRDN, (LOC: U.S. Bancorp)	2,200,000	2,200,000
Summit Cnty., UT IDRB, Hornes' Kimball Proj., Ser. 1985, 4.17%, VRDN, (LOC:
U.S. Bancorp)	700,000	700,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 3.79%, VRDN,
(SPA: Rabobank Intl.)	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 3.89%, VRDN, (LOC:
Regions Bank)	4,000,000	4,000,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., 3.70%, VRDN, (SPA: Sumitomo
Bank, Ltd.)	4,500,000	4,500,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 3.78%, VRDN, (LOC: KeyCorp)	2,390,000	2,390,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.68%, VRDN, (LOC:
Bank of America Corp.)	2,700,000	2,700,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.88%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 3.79%, VRDN, (LOC: Bank
of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 3.78%,
VRDN, (LOC: KeyCorp)	1,365,000	1,365,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 3.89%, VRDN, (LOC: Crestar Bank)	1,945,000	1,945,000
Ser. B, 3.89%, VRDN, (LOC: Crestar Bank)	1,305,000	1,305,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 3.91%, VRDN, (LOC: AmSouth
Bancorp)	8,000,000	8,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 3.96%, VRDN, (LOC:
Bank of the West)	3,880,000	3,880,000

		296,761,000

LEASE 0.7%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.91%, VRDN,
(LOC: LaSalle Bank, NA)	2,065,865	2,065,865
Goat Hill Properties, Washington Lease RB ROC, 3.68%, VRDN, (Insd. by MBIA)	1,335,000	1,335,000
MBIA Capital Corp. Grantor Trust Lease PFOTER, 3.74%, VRDN, (SPA: Landesbank
Hessen)	3,055,000	3,055,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.68%, VRDN, (Liq.: Morgan
Stanley)	2,227,500	2,227,500
St. Lucie Cnty., FL Sch. Board RB, 3.98%, VRDN, (LOC: Bank of New York Co.)	6,199,000	6,199,000

		14,882,365

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MANUFACTURING 0.9%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 3.69%, VRDN, (LOC:
SunTrust Banks, Inc.)	$ 3,600,000	$3,600,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc. Proj., 3.73%, VRDN, (LOC:
Bank of America Corp.)	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 3.76%, VRDN,
(LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 3.73%, VRDN, (LOC: Bank of America
Corp.)	3,000,000	3,000,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 3.68%, VRDN, (LOC: U.S.
Bancorp)	3,420,000	3,420,000

		18,770,000

MISCELLANEOUS REVENUE 16.5%
Cassia Cnty., ID IDRB, Oak Valley Land Corp. Proj., 3.79%, VRDN, (LOC: Bank of
America Corp.)	3,500,000	3,500,000
Clarksville, TN Pub. Bldg. Auth. RB, 3.68%, VRDN, (LOC: Bank of America Corp.)	9,500,000	9,500,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 3.68%, VRDN, (Insd. by Merrill Lynch &
Co., Inc.)	7,050,000	7,050,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 3.84%, VRDN,
(Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 4.00%, VRDN, (SPA: Commerce de
France)	1,055,000	1,055,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures,
Ser. 2002-A, 3.84%, VRDN, (LOC: AmSouth Bancorp)	3,685,000	3,685,000
Missouri-Illinois Bi-State Dev. Agcy. RB, Metro. Mass Trans. Proj., Ser. A, 3.66%,
VRDN, (LOC: JPMorgan Chase & Co.)	12,000,000	12,000,000
Municipal Securities Pool Trust Receipts:
3.77%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	14,770,000	14,770,000
Ser. 2006-7010, Class A, 3.67%, VRDN, (Liq.: Bear Stearns Cos.)	4,665,000	4,665,000
Municipal Securities Trust Cert., Ser. 2006-3017, Class A, 3.74%, VRDN, (Liq.:
Bear Stearns Cos. & Insd. by AMBAC)	5,000,000	5,000,000
New Jersey Municipal Securities Pool Trust Receipts, Ser. 2006-7009, Class A,
3.66%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by MBIA)	500,000	500,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., 3.45%, VRDN, (Gtd. by
ConocoPhillips)	6,000,000	6,000,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 3.76%, VRDN	4,300,000	4,300,000
PFOTER:
3.89%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	186,290,000	186,290,000
Ser. A, 3.72%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	175,000	175,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj.,
3.73%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources, Ser. A,
3.94%, VRDN, (Gtd. by Flint Hills Resources)	34,000,000	34,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 3.84%, VRDN, (Gtd. by Caterpillar,
Inc.)	1,000,000	1,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 3.79%, VRDN, (LOC: Wells Fargo & Co.)	$ 16,000,000	$16,000,000
Ser. B, 3.79%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 3.79%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Valdez, AK Marine Terminal RB, ConocoPhillips Co. Proj., 3.77%, 05/01/2007	3,480,000	3,480,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.84%, VRDN,
(Gtd. by Dow Chemical Co.)	20,300,000	20,300,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 3.71%, VRDN, (LOC:
KeyCorp)	2,325,000	2,325,000

		352,230,000

PORT AUTHORITY 0.3%
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 3.74%, VRDN, (LOC:
AmSouth Bancorp & Insd. by AMBAC)	6,990,000	6,990,000

PUBLIC FACILITIES 0.6%
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 3.75%, VRDN,
(LOC: First Tennessee Bank)	12,245,000	12,245,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, 3.69%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by AMBAC)	660,000	660,000

		12,905,000

RESOURCE RECOVERY 1.3%
Broward Cnty., FL Resource Recovery RRB, Wheellabrator South-A, 5.00%,
12/01/2006	4,035,000	4,056,828
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 3.71%, VRDN,
(LOC: Dexia SA)	6,685,000	6,685,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 4.04%, VRDN, (LOC: Bank
One)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 4.04%, VRDN, (SPA: Bank
of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		26,741,828

SOLID WASTE 0.2%
Iowa Fin. Auth. Solid Waste Disposal RB, Jacksonville Farm Proj., 3.79%, VRDN,
(LOC: SunTrust Banks, Inc.)	4,800,000	4,800,000

SPECIAL TAX 2.2%
ABN AMRO Munitops COP, Ser. 2002-24, 3.68%, VRDN, (LOC: ABN AMRO
Bank)	1,300,000	1,300,000
Central Puget Sound Washington Regl. Transit Auth. RB, ROC, 3.68%, VRDN,
(Insd. by AMBAC)	18,509,000	18,509,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redevelopment Proj.:
Ser. A, 3.75%, VRDN, (LOC: Northern Trust Co.)	8,170,000	8,170,000
Ser. B, 3.75%, VRDN, (LOC: Northern Trust Co.)	10,400,000	10,400,000
Reno, NV Sales Tax RB, Ser. 2006-3G, 3.70%, VRDN, (Liq.: Goldman Sachs & Co.)	5,825,000	5,825,000
Washington GO, Motor Vehicle Tax, Ser. 2002-B, 3.99%, VRDN, (LOC: Bank of
New York Co. & Insd. by FSA) 144A	2,760,000	2,760,000

		46,964,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 0.7%
Badger Tobacco Asset Security Corp. RB, PFOTER:
3.71%, VRDN, (LOC: Lloyds TSB Group plc)	$ 3,575,000	$3,575,000
3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,060,000	4,060,000
Erie Cnty., NY Tobacco Asset Securitization Corp. RB, 3.70%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	1,000,000	1,000,000
New York, NY TSASC, Inc. RB, ROC, 3.69%, VRDN, (Liq.: Citibank & Insd. by
Citigroup, Inc.)	5,600,000	5,600,000

		14,235,000

TRANSPORTATION 1.3%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360,
3.68%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	910,000	910,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.71%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	5,425,000	5,425,000
Massachusetts Turnpike Auth. Metro. Hwy. Sys. RB, ROC, 3.68%, VRDN, (Liq.:
Citigroup, Inc. & Insd. by MBIA)	6,505,000	6,505,000
New Jersey TTFA, Ser. 38, 3.70%, VRDN, (Liq.: Wells Fargo & Co. & Insd. by
AMBAC)	10,085,000	10,085,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.68%, VRDN, (Liq.: JPMorgan Chase
& Co. & Insd. by MBIA)	5,415,000	5,415,000

		28,340,000

UTILITY 1.1%
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 3.84%,
VRDN, (Gtd. by Kentucky Util. Co.)	8,700,000	8,700,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.89%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.95%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	5,550,000	5,550,000
Florida Util. Auth. RB, Ser. 327, 3.68%, VRDN, (Liq.: Morgan Stanley)	500,000	500,000
Houston, TX Util. Sys. RB, ROC, 3.68%, VRDN, (Liq.: Citibank & Insd. by MBIA)	4,500,000	4,500,000
San Antonio, TX Elec. & Gas RB, ROC, 3.68%, VRDN, (Liq.: Citigroup Global
Markets & Insd. by FSA)	3,120,000	3,120,000

		23,370,000

WATER & SEWER 1.7%
ABN AMRO Munitops Cert. Trust RB:
3.68%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	5,700,000	5,700,000
3.69%, VRDN, (Insd. by FSA)	9,995,000	9,995,000
Colorado River, Texas Muni. Water Dist. RB, Republic Waste Svcs., Inc. Proj.,
3.73%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Gulf Coast, TX Waste Disposal Auth. RB, Republic Waste Svcs., Inc. Proj., 3.73%,
VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Massachusetts Water Resource Auth. Eagle RB, Class A, 3.69%, VRDN, (Liq.:
Citigroup, Inc.)	7,400,000	7,400,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Niceville, FL Water & Sewer RB, Ser. B, 3.66%, VRDN, (LOC: Columbus B&T Co. &
Insd. by AMBAC)	$1,340,000	$1,340,000
Raleigh, NC Comb Enterprise Sys. RB, ROC, 3.68%, VRDN, (LOC: Citibank)	4,975,000	4,975,000

		36,910,000

Total Investments (cost $2,120,685,231) 99.4%		2,120,685,231
Other Assets and Liabilities 0.6%		13,625,206

Net Assets 100.0%		$2,134,310,437

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.
These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IFA	Industrial Finance Agency
CDA	Community Development Authority	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDFA	Economic Development Finance Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
EDRB	Economic Development Revenue Bond	MSTR	Municipal Securities Trust Receipt
EDRRB	Economic Development Refunding Revenue Bond	MTC	Municipal Trust Certificates
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHLB	Federal Home Loan Bank	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	ROC	Reset Option Certificate
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	SPA	Securities Purchase Agreement
HDA	Housing Development Authority	TAN	Tax Anticipation Note
HFA	Housing Finance Authority	TRAN	Tax Revenue Anticipation Note
IDA	Industrial Development Authority	TTFA	Transportation Trust Fund Authority
IDRB	Industrial Development Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2006:

Texas	9.1%	Wyoming	1.0%
Delaware	6.2%	Nebraska	0.9%
Florida	5.0%	New Jersey	0.9%
Georgia	4.7%	South Dakota	0.8%
Tennessee	4.0%	Hawaii	0.7%
Illinois	3.8%	Kansas	0.6%
Alabama	3.1%	Minnesota	0.6%
Washington	3.0%	Puerto Rico	0.6%
Wisconsin	2.8%	Kentucky	0.5%
Rhode Island	2.7%	Alaska	0.4%
California	2.6%	Idaho	0.4%
Indiana	2.6%	Iowa	0.4%
Louisiana	2.5%	New Mexico	0.4%
Mississippi	2.1%	North Carolina	0.4%
Massachusetts	1.9%	Oklahoma	0.4%
Pennsylvania	1.6%	Virginia	0.4%
Colorado	1.5%	Montana	0.3%
Missouri	1.5%	Nevada	0.3%
District of Columbia	1.4%	Oregon	0.3%
South Carolina	1.4%	Utah	0.3%
Ohio	1.3%	Arizona	0.2%
North Dakota	1.2%	Arkansas	0.2%
Maryland	1.0%	West Virginia	0.2%
Michigan	1.0%	Maine	0.1%
New York	1.0%	Non-state specific	19.7%

			100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2006:

Tier 1	97.7%
Tier 2	2.1%
NR	0.2%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2006:

2-7 days	88.5%
8-60 days	4.4%
61-120 days	2.5%
121-240 days	1.9%
241+ days	2.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006 (unaudited)

Assets
Investments at amortized cost	$2,120,685,231
Cash	207,698
Receivable for Fund shares sold	305,612
Interest receivable	14,311,878
Prepaid expenses and other assets	33,781

Total assets	2,135,544,200

Liabilities
Dividends payable	746,031
Payable for Fund shares redeemed	272,901
Advisory fee payable	22,383
Distribution Plan expenses payable	25,043
Due to other related parties	10,051
Accrued expenses and other liabilities	157,354

Total liabilities	1,233,763

Net assets	$2,134,310,437

Net assets represented by
Paid-in capital	$2,134,332,128
Overdistributed net investment income	(96,966)
Accumulated net realized gains on investments	75,275

Total net assets	$2,134,310,437

Net assets consists of
Class A	$426,588,716
Class S	321,723,564
Class S1	991,418,084
Class I	394,580,073

Total net assets	$2,134,310,437

Shares outstanding (unlimited number of shares authorized)
Class A	426,693,649
Class S	321,622,875
Class S1	991,539,215
Class I	394,544,018

Net asset value per share
Class A	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2006 (unaudited)

Investment income
Interest	$38,510,103

Expenses
Advisory fee	4,564,403
Distribution Plan expenses
Class A	681,620
Class S	986,372
Class S1	3,088,628
Administrative services fee	664,070
Transfer agent fees	406,671
Trustees' fees and expenses	16,454
Printing and postage expenses	61,275
Custodian and accounting fees	349,944
Registration and filing fees	32,739
Professional fees	22,934
Other	30,593

Total expenses	10,905,703
Less: Expense reductions	(61,771)
Fee waivers	(332,035)

Net expenses	10,511,897

Net investment income	27,998,206

Net realized gains on investments	75,275

Net increase in net assets resulting from operations	$28,073,481

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2006		Year Ended
	(unaudited)		January 31, 2006

Operations
Net investment income		$27,998,206		$42,734,027
Net realized gains on investments		75,275		269,827

Net increase in net assets resulting
from operations		28,073,481		43,003,854

Distributions to shareholders from
Net investment income
Class A		(6,033,227)		(11,399,034)
Class S		(3,889,683)		(5,347,087)
Class S1		(12,139,604)		(17,214,332)
Class I		(5,930,591)		(9,220,345)

Total distributions to shareholders		(27,993,105)		(43,180,798)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,311,538,534	1,311,538,534	3,021,007,675	3,021,007,675
Class S	1,327,575,046	1,327,575,046	1,132,445,681	1,132,445,681
Class S1	2,742,994,633	2,742,994,633	5,439,049,003	5,439,049,003
Class I	182,216,776	182,216,776	379,984,231	379,984,231

		5,564,324,989		9,972,486,590

Net asset value of shares issued in
reinvestment of distributions
Class A	5,361,714	5,361,714	10,003,479	10,003,479
Class S	3,889,683	3,889,683	1,588,125	1,588,125
Class S1	12,139,604	12,139,604	17,214,332	17,214,332
Class I	2,134,025	2,134,025	3,145,867	3,145,867

		23,525,026		31,951,803

Payment for shares redeemed
Class A	(1,371,964,236)	(1,371,964,236)	(3,312,308,002)	(3,312,308,002)
Class S	(1,324,400,816)	(1,324,400,816)	(1,138,016,390)	(1,138,016,390)
Class S1	(2,852,258,636)	(2,852,258,636)	(5,711,719,961)	(5,711,719,961)
Class I	(211,336,840)	(211,336,840)	(453,282,007)	(453,282,007)

		(5,759,960,528)		(10,615,326,360)

Net decrease in net assets resulting
from capital share transactions		(172,110,513)		(610,887,967)

Total decrease in net assets		(172,030,137)		(611,064,911)
Net assets
Beginning of period		2,306,340,574		2,917,405,485

End of period		$2,134,310,437		$2,306,340,574

Overdistributed net investment
income		$(96,966)		$(102,067)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S, Class S1 and Institutional ("Class I") shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2006, EIMC waived its advisory fee in the amount of $332,035.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for each of Class S and Class S1 shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

On July 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended July 31, 2006, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds,

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer's tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund's financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund's financial statements.

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TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567513 rv3  9/2006

Evergreen New York Municipal Money Market Fund

# Evergreen

## NEW YORK MUNICIPAL MONEY MARKET FUND

**Semiannual Report**
**as of July 31, 2006**

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New York Municipal Money Market Fund, covering the six-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

The economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation’s central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance. In the equity markets, domestic stocks tended to produce moderate performance for the six months, but returns of the market indexes masked considerable short-term volatility.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee

1

LETTER TO SHAREHOLDERS continued

focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless were still rising at what we believed to be a more sustainable pace.

In this environment, portfolio managers for Evergreen’s money market funds continued to focus on capital preservation and competitive income. They took advantage of the significantly higher short-term interest rates, compared to six months or a year earlier, and the yields on money market funds tended to rise during the investment period.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds and other shorter-duration portfolios, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or “wrap” programs or purchases by a “fund of funds” into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Also, effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

6-month return	1.35%	1.19%	1.49%

Average annual return

1-year	2.41%	2.10%	2.71%

Since portfolio inception	1.11%	0.82%	1.41%

7-day annualized yield	3.10%	2.79%	3.39%

30-day annualized yield	3.08%	2.78%	3.37%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,013.46	$ 4.29
Class S	$ 1,000.00	$ 1,011.95	$ 5.79
Class I	$ 1,000.00	$ 1,014.95	$ 2.80
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.53	$ 4.31
Class S	$ 1,000.00	$ 1,019.04	$ 5.81
Class I	$ 1,000.00	$ 1,022.02	$ 2.81

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.16% for Class S and 0.56% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.35%	1.84%	0.58%	0.46%	0.82%	0.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$41,009	$40,856	$78,542	$82,110	$101,114	$94,200
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.86%[3]	0.86%	0.87%	0.91%	0.88%	0.88%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.86%[3]	0.87%	0.91%	0.93%	0.93%	0.99%[3]
Net investment income (loss)	2.64%[3]	1.71%	0.58%	0.39%	0.79%	0.92%[3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	0[2]	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.19%	1.54%	0.30%	0.19%	0.52%	0.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$250,030	$245,347	$289,872	$25,407	$35,817	$24,092
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.16%[3]	1.16%	1.11%	1.18%	1.18%	1.18%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.16%[3]	1.17%	1.15%	1.23%	1.23%	1.29%[3]
Net investment income (loss)	2.33%[3]	1.46%	0.54%	0.13%	0.49%	0.54%[3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS I	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	1.49%	2.15%	0.89%	0.76%	1.12%	0.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,064	$11,915	$3,420	$2,200	$ 676	$3,710
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.56%[3]	0.57%	0.56%	0.59%	0.57%	0.59%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.56%[3]	0.58%	0.60%	0.61%	0.62%	0.70%[3]
Net investment income (loss)	2.87%[3]	2.26%	0.92%	0.65%	1.08%	1.15%[3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
CAPITAL IMPROVEMENTS 0.2%
Clarksville, TN Pub. Bldg. Auth. RB, 3.68%, VRDN, (LOC: Bank of America)	$ 500,000	$ 500,000

COMMUNITY DEVELOPMENT DISTRICT 0.7%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 3.71%, VRDN,
(LOC: KeyCorp)	2,095,000	2,095,000

EDUCATION 2.4%
New York Dorm. Auth. RB, Mount St. Mary’s College, 3.72%, VRDN,
(SPA: Citizens Banking Corp.)	7,300,000	7,300,000

GENERAL OBLIGATION - LOCAL 7.8%
New York, NY GO:
3.68%, VRDN, (Liq.: Dexia SA)	1,780,000	1,780,000
3.70%, VRDN, (Liq.: Dexia SA)	2,455,000	2,455,000
PFOTER:
Ser. 356, 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 601, 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,255,000	5,255,000
Ser. 603, 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,205,000	5,205,000
Ser. I, 3.65%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Ser. I-6, 3.62%, VRDN, (LOC: California State Teachers Retirement System)	900,000	900,000

		23,595,000

GENERAL OBLIGATION - STATE 0.1%
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.78%, VRDN,
(Liq.: Societe Generale)	400,000	400,000

HOSPITAL 6.9%
Albany, NY Indl. Dev. Agcy. Civic Facs. RB, Albany Med. Ctr. Hosp. Proj., Ser. A,
3.65%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj.,
3.71%, VRDN, (LOC: KeyCorp)	725,000	725,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 3.48%, VRDN,
(LOC: M&T Bank Corp.)	4,500,000	4,500,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 3.64%, VRDN, (Liq.: U.S. Bancorp & Insd. by AMBAC)	3,375,000	3,375,000
Mental Hlth. Svcs. Facs., Ser. 340, 3.66%, VRDN, (Liq.: Morgan Stanley &
Insd. by MBIA)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 3.71%,
VRDN, (LOC: KeyCorp)	3,215,000	3,215,000

		20,797,500

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 27.4%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 3.80%, VRDN,
(LOC: KeyCorp)	$ 715,500	$ 715,500
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.89%, VRDN, (Liq.: American
Intl. Group, Inc.)	6,700,000	6,700,000
MMA Finl. MHRB, Ser. A, Class A, 3.74%, VRDN, (Liq.: SunTrust Banks, Inc.)	7,200,000	7,200,000
Nassau Cnty., NY Indl. Dev. Agcy. PFOTER, 3.74%, VRDN, (SPA: Merrill Lynch
& Co., Inc.)	32,500,000	32,500,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.53%, VRDN, (Insd. by Trinity Plus
Funding Co.)	1,280,378	1,280,378
New York, NY City Hsg. Dev. Corp. MHRB:
1904 Vyse Ave. Apts., Ser. A, 3.69%, VRDN, (LOC: HSBC Holdings plc)	600,000	600,000
Adj. Mtge. Reverend Ruben Diaz, Ser. A, 3.69%, VRDN,
(LOC: Bank of America Corp.)	5,600,000	5,600,000
Connecticut Landing Ave. Apts., Ser. A, 3.65%, VRDN, (LOC: KeyCorp)	7,000,000	7,000,000
Louis Boulevard Apts., Ser. A, 3.65%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
Newburgh, NY Indl. Dev. Agcy. MHRB, 3.77%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	3,175,000	3,175,000
PFOTER, Class C, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,560,000	2,560,000
Riverhead, NY Indl. Dev. Agcy. MHRB, Ser. 2006-F, 3.74%, VRDN,
(Liq.: Goldman Sachs Group, Inc.)	7,140,000	7,140,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 4.18%, VRDN,
(LOC: LaSalle Bank Corp.)	3,270,000	3,270,000

		82,740,878

INDUSTRIAL DEVELOPMENT REVENUE 7.0%
California EDA IDRB, Plating Works, Inc. Proj., 3.95%, VRDN, (LOC: Union Bank
of California)	2,390,000	2,390,000
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 3.80%, VRDN,
(LOC: Citizens Banking Corp.)	3,151,000	3,151,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.20%, VRDN,
(LOC: Dai-Ichi Kangyo Bank, Ltd.)	875,000	875,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser. A, 3.72%, VRDN,
(LOC: Bank of New York Co.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 3.74%, VRDN,
(LOC: Citibank)	1,680,000	1,680,000
Rockland Cnty., NY Indl. Dev. Agcy. RB, Var-Mic Tech. Proj., Ser. A, 3.90%, VRDN,
(LOC: Bank of America Corp.)	1,000,000	1,000,000
Sparks, NV EDRB, Rix Inds. Proj., 3.85%, VRDN, (LOC: Wells Fargo & Co.)	1,720,000	1,720,000
Ulster Cnty., NY Indl. Dev. Agcy. RB:
SunWize Technologies, Ser. A, 3.80%, VRDN, (LOC: HSBC Holdings plc)	1,740,000	1,740,000
Zumtobel Staff Proj., Ser. A, 3.78%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Longview Fibre Co. Proj., 3.81%, VRDN,
(LOC: Bank of America Corp.)	1,240,000	1,240,000

		21,296,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 5.1%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. B,
4.75%, 05/15/2007, (Gtd. by Dow Chemical Co.)	$ 2,600,000	$ 2,621,804
Delaware EDA Solid Waste Disposal & Sewer Facs. RB, Ciba Specialty Chemical
Corp. Proj., Ser. A, 4.08%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	2,450,000	2,450,000
Municipal Securities Pool Trust Receipts RB, Ser. 2006-7009, Class A, 3.66%,
VRDN, (Liq.: Bear Stearns Cos. & Insd. by MBIA)	2,000,000	2,000,000
New York, NY Indl. Dev. Agcy. RB, Casa Proj., 3.71%, VRDN, (LOC: JPMorgan
Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.85%, VRDN,
(Gtd. by Sunoco, Inc.)	3,000,000	3,000,000
PFOTER, 3.89%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 3.60%,
03/01/2007, (Gtd. by Becton Dickinson & Co.)	2,100,000	2,100,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.84%, VRDN,
(Gtd. by Dow Chemical Co.)	300,000	300,000

		15,471,804

SPECIAL TAX 2.8%
Metropolitan Trans. Auth. of New York RB, Dedicated Tax Fund, Class A, 3.69%,
VRDN, (LOC: Citibank)	6,000,000	6,000,000
New York Urban Dev. Corp. PFOTER, 3.66%, VRDN, (Insd. by Societe Generale)	2,500,000	2,500,000

		8,500,000

TOBACCO REVENUE 7.5%
Erie Cnty., NY Tobacco Asset Securitization Corp. RB, 3.70%, VRDN,
(SPA: Merrill Lynch & Co., Inc.)	12,635,000	12,635,000
New York Tobacco Trust RB, PFOTER, 3.70%, VRDN, (LOC: WestLB AG)	1,270,000	1,270,000
Rockland, NY Tobacco Asset Securitization Corp. RB, 3.70%, VRDN,
(SPA: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 3.67%, VRDN,
(SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	1,400,000	1,400,000
Westchester, NY Tobacco Asset Securitization Corp. RB, 3.70%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	5,230,000	5,230,000

		22,535,000

TRANSPORTATION 12.4%
Metropolitan Trans. Auth. of New York RB:
Class A, 3.69%, VRDN, (LOC: Citibank)	4,000,000	4,000,000
Sub-Ser. A-3, 3.58%, VRDN, (SPA: Depfa Bank plc)	2,000,000	2,000,000
Municipal Securities Trust Cert. RB, Ser. 7000, Class A, 3.64%, VRDN,
(LOC: Bear Stearns Cos.)	4,995,000	4,995,000
New York Thruway Auth. Gen. RB:
3.66%, VRDN, (Liq.: Societe Generale)	2,000,000	2,000,000
3.71%, VRDN, (Liq.: Morgan Stanley)	1,042,500	1,042,500
MSTR, 3.78%, VRDN, (SPA: Societe Generale)	23,400,000	23,400,000

		37,437,500

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 5.1%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-15, 3.67%, VRDN,
(Liq.: XL Capital Assurance & SPA: ABN AMRO Bank)	$ 7,495,000	$ 7,495,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.95%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	2,800,000	2,800,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.80%,
07/01/2007, (Gtd. by Emerson Electric Co.)	4,990,000	4,990,000

		15,285,000

WATER & SEWER 14.0%
New York Env. Facs., ROC RB, 3.68%, VRDN, (Liq.: Citibank)	5,220,000	5,220,000
New York, NY City Muni. Water Fin. Auth. RB:
3.63%, VRDN, (SPA: Dexia SA)	5,000,000	5,000,000
Class A, 3.69%, VRDN, (Liq.: Citibank)	26,180,000	26,180,000
PFOTER, Ser. 1263, 3.70%, VRDN, (Liq.: PB Capital Corp. & Insd. by FSA)	5,870,000	5,870,000

		42,270,000

Total Investments (cost $300,223,682) 99.4%		300,223,682
Other Assets and Liabilities 0.6%		1,879,089

Net Assets 100.0%		$ 302,102,771

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MSTR	Municipal Securities Trust Receipt
EDFA	Economic Development Finance Authority	MTC	Municipal Trust Certificates
EDRB	Economic Development Revenue Bond	PFOTER	Putable Floating Option Tax Exempt Receipts
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GO	General Obligation	ROC	Reset Option Certificate
IDA	Industrial Development Authority	RRB	Refunding Revenue Bond
IDRB	Industrial Development Revenue Bond	SFHRB	Single Family Housing Revenue Bond
LOC	Letter of Credit	SPA	Securities Purchase Agreement
MBIA	Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2006:
New York	84.1%
California	3.0%
Delaware	1.7%
Minnesota	1.1%
Pennsylvania	1.0%
Texas	0.9%
Puerto Rico	0.7%
New Jersey	0.6%
Nevada	0.6%
Washington	0.4%
New Mexico	0.4%
Indiana	0.3%
Tennessee	0.2%
Massachusetts	0.1%
Louisiana	0.1%
Non-state specific	4.8%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2006:
Tier 1	96.3%
Tier 2	3.7%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2006:
2-7 days	96.8%
121-240 days	0.7%
241+ days	2.5%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006 (unaudited)

Assets
Investments at amortized cost	$ 300,223,682
Cash	344,718
Interest receivable	1,620,083
Prepaid expenses and other assets	6,801

Total assets	302,195,284

Liabilities
Dividends payable	21,378
Payable for Fund shares redeemed	31,006
Advisory fee payable	3,302
Distribution Plan expenses payable	4,436
Due to other related parties	1,295
Accrued expenses and other liabilities	31,096

Total liabilities	92,513

Net assets	$ 302,102,771

Net assets represented by
Paid-in capital	$ 301,951,523
Undistributed net investment income	142,334
Accumulated net realized gains on investments	8,914

Total net assets	$ 302,102,771

Net assets consists of
Class A	$ 41,008,777
Class S	250,030,011
Class I	11,063,983

Total net assets	$ 302,102,771

Shares outstanding (unlimited number of shares authorized)
Class A	40,965,547
Class S	249,932,023
Class I	11,067,035

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2006 (unaudited)

Investment income
Interest	$ 5,254,886

Expenses
Advisory fee	603,857
Distribution Plan expenses
Class A	60,819
Class S	748,977
Administrative services fee	90,579
Transfer agent fees	51,923
Trustees’ fees and expenses	1,939
Printing and postage expenses	11,568
Custodian and accounting fees	49,728
Registration and filing fees	20,840
Professional fees	9,154
Other	5,759

Total expenses	1,655,143
Less: Expense reductions	(7,494)

Net expenses	1,647,649

Net investment income	3,607,237

Net realized gains on investments	8,914

Net increase in net assets resulting from operations	$ 3,616,151

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2006		Year Ended
	(unaudited)		January 31, 2006

Operations
Net investment income	$ 3,607,237			$ 5,091,805
Net realized gains on investments		8,914		175,710

Net increase in net assets resulting
from operations		3,616,151		5,267,515

Distributions to shareholders from
Net investment income
Class A		(548,764)		(999,320)
Class S		(2,989,998)		(3,958,050)
Class I		(171,448)		(286,879)

Total distributions to shareholders		(3,710,210)		(5,244,249)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	72,327,728	72,327,728	208,251,409	208,251,409
Class S	702,417,699	702,417,699	1,006,020,073	1,006,020,073
Class I	59,183,544	59,183,544	79,807,433	79,807,433

		833,928,971		1,294,078,915

Net asset value of shares issued in
reinvestment of distributions
Class A	512,147	512,147	959,593	959,593
Class S	2,989,998	2,989,998	3,850,539	3,850,539
Class I	30,720	30,720	36,546	36,546

		3,532,865		4,846,678

Payment for shares redeemed
Class A	(72,673,867)	(72,673,867)	(246,911,027)	(246,911,027)
Class S	(700,646,389)	(700,646,389)	(1,054,411,685)	(1,054,411,685)
Class I	(60,062,549)	(60,062,549)	(71,342,190)	(71,342,190)

		(833,382,805)		(1,372,664,902)

Net increase (decrease) in net assets
resulting from capital share
transactions		4,079,031		(73,739,309)

Total increase (decrease) in net assets		3,984,972		(73,716,043)
Net assets
Beginning of period		298,117,799		371,833,842

End of period	$ 302,102,771			$ 298,117,799

Undistributed net investment income	$ 142,334			$ 245,307

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to borrow from other participating funds. During the six months ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During six months ended July 31, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund’s financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund’s financial statements.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

**Visit us online at EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

567603 rv3 9/2006

Evergreen Investments™
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

567603 rv3 9/2006

Evergreen California Municipal Money Market Fund

# Evergreen

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen California Municipal Money Market Fund, covering the six-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

The economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation's central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance. In the equity markets, domestic stocks tended to produce moderate performance for the six months, but returns of the market indexes masked considerable short-term volatility.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee

1

LETTER TO SHAREHOLDERS continued

focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless were still rising at what we believed to be a more sustainable pace.

In this environment, portfolio managers for Evergreen's money market funds continued to focus on capital preservation and competitive income. They took advantage of the significantly higher short-term interest rates, compared to six months or a year earlier, and the yields on money market funds tended to rise during the investment period.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds and other shorter-duration portfolios, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or "wrap" programs or purchases by a "fund of funds" into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Also, effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver
• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

6-month return	1.30%	1.17%	1.45%

Average annual return

1-year	2.32%	2.08%	2.64%

Since portfolio inception	1.11%	0.86%	1.43%

7-day annualized yield	2.81%	2.56%	3.12%

30-day annualized yield	2.78%	2.53%	3.09%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns for Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$1,000.00	$1,013.01	$4.64
Class S	$1,000.00	$1,011.74	$5.89
Class I	$1,000.00	$1,014.54	$3.15
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.18	$4.66
Class S	$1,000.00	$1,018.94	$5.91
Class I	$1,000.00	$1,021.67	$3.16

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.93% for Class A, 1.18% for Class S and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	0 [2]	(0.01)	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.30%	1.78%	0.56%	0.40%	0.92%	0.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,387	$30,405	$56,228	$87,673	$122,687	$117,217
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.93% [3]	0.94%	0.94%	0.94%	0.88%	0.89% [3]
Expenses excluding waivers/reimbursements
and expense reductions	0.93% [3]	0.94%	0.96%	0.96%	0.96%	1.09% [3]
Net investment income (loss)	2.59% [3]	1.68%	0.53%	0.41%	0.88%	1.12% [3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	0 [2]	0 [2]	(0.01)	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.17%	1.56%	0.30%	0.19%	0.68%	0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$182,521	$191,144	$172,467	$25,427	$41,997	$41,972
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.18% [3]	1.17%	1.16%	1.15%	1.11%	1.19% [3]
Expenses excluding waivers/reimbursements
and expense reductions	1.23% [3]	1.25%	1.23%	1.26%	1.26%	1.39% [3]
Net investment income (loss)	2.35% [3]	1.54%	0.53%	0.20%	0.65%	0.83% [3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS I	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Total return	1.45%	2.09%	0.87%	0.70%	1.22%	0.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,012	$1,531	$3,622	$11,447	$20,169	$ 168
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.63% [2]	0.64%	0.65%	0.64%	0.58%	0.58% [2]
Expenses excluding waivers/reimbursements
and expense reductions	0.63% [2]	0.64%	0.67%	0.66%	0.66%	0.78% [2]
Net investment income (loss)	2.95% [2]	1.95%	0.74%	0.69%	0.99%	1.42% [2]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
EDUCATION 6.8%
ABAG Fin. Auth. for Nonprofit Corp., California RB, The Thatcher Sch. Proj., 3.67%,
VRDN, (LOC: KeyCorp)	$ 8,000,000	$8,000,000
California CDA RB, Biola Univ., Ser. B, 5.37%, VRDN, (SPA: BNP Paribas SA)	2,745,000	2,745,000
Coast Cmnty. College Dist. of California RB, Ser. 45, 3.70%, VRDN, (Liq.: Goldman
Sachs Group, Inc. & Insd. by FSA)	2,400,000	2,400,000
PFOTER, 3.72%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	1,135,000	1,135,000

		14,280,000

GENERAL OBLIGATION - LOCAL 5.9%
Clovis, CA Unified Sch. Dist. GO:
3.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	3,320,000	3,320,000
3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	1,330,000	1,330,000
Coast Cmnty. College Dist. of California GO, Ser. 1417, 3.70%, VRDN, (Insd.
by FSA)	1,675,000	1,675,000
Los Angeles, CA Unified Sch. Dist. GO, ROC, RR II-R-543, 3.67%, VRDN, (Liq.:
CitiBank, NA & Insd. by MBIA)	5,995,000	5,995,000

		12,320,000

GENERAL OBLIGATION - STATE 7.3%
California GO, PFOTER:
3.69%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,100,000	4,100,000
3.78%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	1,625,000	1,625,000
California ROC, RR II-R-438Ce, 3.72%, VRDN, (Liq.: Citigroup Global Markets &
Insd. by CitiBank, NA)	9,370,000	9,370,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.78%, VRDN, (Liq.: Societe
Generale)	200,000	200,000

		15,295,000

HOUSING 19.9%
California CDA MHRB, Oakwood Apts. Proj., Ser. L, 3.80%, 08/23/2006	4,250,000	4,250,000
California HFA RB, Home Mtge., Ser. J, 3.69%, VRDN, (Liq.: Lloyds TSB Group plc &
Insd. by FSA)	400,000	400,000
Charter Mac Floating Cert. Trust MHRB, Ser. 24TP, 3.74%, VRDN, (Liq.: Goldman
Sachs Group, Inc.)	3,500,000	3,500,000
Class B Revenue Bond Cert. Trust, Ser. 2002-1, 3.89%, VRDN, (Liq.: American Intl.
Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB, Ser. M001, Class A, 3.74%, VRDN, (Insd. by FHLMC)	2,951,350	2,951,350
New Mexico Mtge. Fin. Auth. SFHRB, 4.53%, VRDN, (Insd. by Trinity Plus
Funding Co.)	1,280,378	1,280,378
PFOTER:
Class A, 3.50%, 08/03/2006, (Liq.: Merrill Lynch & Co., Inc.)	850,000	850,000
Class F, 3.83%, VRDN, (LOC: Lloyds TSB Group plc)	4,590,000	4,590,000
San Jose, CA MHRB, PFOTER, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,870,000	13,870,000
Simi Valley, CA MHRB, 3.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,795,000	2,795,000

		41,486,728

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 15.1%
California CDA IDRB, Santos Proj., Ser. A, 3.82%, VRDN, (LOC: California Bank &
Trust)	$ 3,120,000	$3,120,000
California CDA RB, Triple H Investors Proj., 3.77%, VRDN, (LOC: Union Bank of
California)	740,000	740,000
California EDA RB, Killion Inds. Proj., 3.95%, VRDN, (LOC: Union Bank of
California)	2,630,000	2,630,000
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 3.73%, VRDN, (LOC: Comerica, Inc.)	3,000,000	3,000,000
Haig Precision Manufacturing Corp., 3.85%, VRDN, (SPA: Bank of the West)	2,200,000	2,200,000
Surtec, Inc. Proj., Ser. A, 3.73%, VRDN, (LOC: Comerica, Inc.)	1,995,000	1,995,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 4.04%, VRDN, (LOC: Regions
Finl. Corp.)	1,700,000	1,700,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.20%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O'Lakes, Inc. Proj., Ser. 1995, 3.75%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,900,000	1,900,000
Riverside Cnty., CA IDA Empowerment Zone Facs. RB, 3.84%, VRDN, (LOC:
California Bank & Trust)	6,395,000	6,395,000
Riverside Cnty., CA IDRB, Triple H Processors Proj., 3.77%, VRDN, (LOC: Union
Bank of California)	1,440,000	1,440,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 3.75%, VRDN, (Gtd. by California State Teachers' Retirement System)	1,450,000	1,450,000
Ser. B, 3.75%, VRDN, (Gtd. by California State Teachers' Retirement System)	1,300,000	1,300,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 3.80%, VRDN, (LOC: Standard
Federal Bank)	1,400,000	1,400,000
Westfield, IN IDRB, Standard Locknut Proj., 3.85%, VRDN, (Liq.: Wells Fargo &
Co.)	935,000	935,000

		31,480,000

LEASE 5.9%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.74%, VRDN, (LOC:
Union Bank of California)	4,410,000	4,410,000
Placentia-Yorba Linda, CA Unified Sch. Dist. COP, 3.64%, VRDN, (Liq.: Morgan
Stanley & Insd. by FGIC)	8,000,000	8,000,000

		12,410,000

MISCELLANEOUS REVENUE 13.5%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. B,
4.75%, 05/15/2007, (Gtd. by Dow Chemical Co.)	2,000,000	2,016,772
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 3.71%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 3.71%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 3.71%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 3.71%, VRDN, (Liq.: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 3.71%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 3.71%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Delaware EDA Solid Waste Disposal & Sewer Facs. RB, Ciba Specialty Chemical
Corp. Proj., Ser. A, 4.08%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	$1,700,000	$1,700,000
Ohio Solid Waste RRB, BP plc Proj., 3.69%, VRDN (Gtd. by BP plc)	1,800,000	1,800,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.85%, VRDN,
(Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 3.60%,
03/01/2007, (Gtd. by Becton Dickinson & Co.)	5,190,000	5,190,000

		28,206,772

PORT AUTHORITY 2.0%
Alameda Corridor Trans. Auth., California RB, 3.70%, VRDN, (Liq.: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	4,120,000	4,120,000

PUBLIC FACILITIES 3.1%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
3.69%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	1,980,000	1,980,000
3.69%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	4,445,000	4,445,000

		6,425,000

RESOURCE RECOVERY 8.4%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 3.72%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Cedar Ave. Recycling Proj. A, 3.67%, VRDN, (Gtd. by California State Teachers'
Retirement System)	2,845,000	2,845,000
Napa Recycling & Waste, Ser. A, 3.72%, VRDN, (LOC: Union Bank of
California)	5,150,000	5,150,000
Rewar-Penas Disposal Proj., Ser. A, 3.72%, VRDN, (LOC: Comerica, Inc.)	1,345,000	1,345,000
South Lake Refuse Co. Proj., Ser. A, 3.72%, VRDN, (LOC: Comerica, Inc.)	445,000	445,000
Southeast California Resource Recovery Facs. Auth. RRB, Ser. A, 2.00%,
12/01/2006	500,000	497,292

		17,562,292

SPECIAL TAX 0.7%
California Econ. Recovery Putters, Ser. 452, 3.67%, VRDN, (LOC: JPMorgan Chase
& Co. & Insd. by MBIA)	1,485,000	1,485,000

TOBACCO REVENUE 2.2%
Golden State Tobacco Securitization Corp., California:
Ser. DB195, 3.70%, VRDN, (LOC: Deutsche Bank AG & Insd. by FGIC)	2,080,000	2,080,000
Ser. Z5, 3.70%, VRDN, (LOC: Goldman Sachs Group, Inc. & Insd. by FSA)	2,535,000	2,535,000

		4,615,000

TRANSPORTATION 4.2%
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.70%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	3,870,000	3,870,000
New York Thruway Auth. Gen. RB, MSTR, 3.78%, VRDN, (SPA: Societe Generale)	2,100,000	2,100,000
San Joaquin Hills, CA Transportation Corridor Agcy. Toll Road RB, Ser. 1409,
3.71%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,800,000	2,800,000

		8,770,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 3.5%
California Dept. Water Resource Power Supply RRB, Ser. 2005-F, 3.61%, VRDN,
(LOC: Bank of New York)	$5,500,000	$5,500,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.95%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	1,800,000	1,800,000

		7,300,000

WATER & SEWER 1.0%
Hanford, CA Sewer RB, Ser. A, 3.76%, VRDN, (Gtd. by California State Teachers'
Retirement System)	1,030,000	1,030,000
Houston, TX Water & Sewer Sys. RB, 3.71%, VRDN, (SPA: Merrill Lynch & Co., Inc.
& Insd. by FSA)	1,045,000	1,045,000

		2,075,000

Total Investments (cost $207,830,792) 99.5%		207,830,792
Other Assets and Liabilities 0.5%		1,089,645

Net Assets 100.0%		$208,920,437

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.
These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDRRB	Industrial Development Refunding Revenue Bond
CDA	Community Development Authority	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDFA	Economic Development Finance Authority	MSTR	Municipal Securities Trust Receipt
EDRB	Economic Development Revenue Bond	MTC	Municipal Trust Certificates
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	PFOTER	Putable Floating Option Tax Exempt Receipts
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GO	General Obligation	ROC	Reset Option Certificate
HFA	Housing Finance Authority	RRB	Refunding Revenue Bond
IDA	Industrial Development Authority	SFHRB	Single Family Housing Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Securities Purchase Agreement

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2006:

California	79.9%
Delaware	6.7%
Puerto Rico	2.5%
Indiana	1.7%
Texas	1.5%
Pennsylvania	1.1%
New York	1.0%
Ohio	0.9%
Georgia	0.8%
New Mexico	0.6%
Massachusetts	0.1%
Non-state specific	3.2%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2006:

Tier 1	96.3%
Tier 2	3.7%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2006:

1 day	12.1%
2-7 days	82.2%
121-240 days	2.7%
241+ days	3.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006 (unaudited)

Assets
Investments at amortized cost	$207,830,792
Interest receivable	1,199,075
Receivable from investment advisor	1,460
Prepaid expenses and other assets	7,698

Total assets	209,039,025

Liabilities
Dividends payable	4,375
Due to custodian bank	88,581
Due to related parties	639
Accrued expenses and other liabilities	24,993

Total liabilities	118,588

Net assets	$208,920,437

Net assets represented by
Paid-in capital	$208,852,677
Undistributed net investment income	5,667
Accumulated net realized gains on investments	62,093

Total net assets	$208,920,437

Net assets consists of
Class A	$24,387,195
Class S	182,521,010
Class I	2,012,232

Total net assets	$208,920,437

Shares outstanding (unlimited number of shares authorized)
Class A	24,409,953
Class S	182,480,561
Class I	2,009,676

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2006 (unaudited)

Investment income
Interest	$3,776,078

Expenses
Advisory fee	481,116
Distribution Plan expenses
Class A	42,210
Class S	549,389
Administrative services fee	64,149
Transfer agent fees	45,254
Trustees' fees and expenses	1,751
Printing and postage expenses	15,099
Custodian and accounting fees	34,798
Registration and filing fees	18,780
Professional fees	9,270
Other	2,589

Total expenses	1,264,405
Less: Expense reductions	(4,589)
Expense reimbursements	(41,277)

Net expenses	1,218,539

Net investment income	2,557,539

Net realized gains on investments	62,093

Net increase in net assets resulting from operations	$2,619,632

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2006		Year Ended
	(unaudited)		January 31, 2006

Operations
Net investment income		$2,557,539		$3,254,960
Net realized gains on investments		62,093		31,844

Net increase in net assets resulting
from operations		2,619,632		3,286,804

Distributions to shareholders from
Net investment income
Class A		(364,639)		(707,289)
Class S		(2,155,065)		(2,526,619)
Class I		(37,511)		(49,574)

Total distributions to shareholders		(2,557,215)		(3,283,482)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	54,645,502	54,645,502	164,241,920	164,241,920
Class S	529,092,605	529,092,605	884,059,621	884,059,621
Class I	9,387,283	9,387,283	27,234,849	27,234,849

		593,125,390		1,075,536,390

Net asset value of shares issued in
reinvestment of distributions
Class A	364,627	364,627	707,285	707,285
Class S	2,155,065	2,155,065	2,526,619	2,526,619
Class I	6,414	6,414	11,269	11,269

		2,526,106		3,245,173

Payment for shares redeemed
Class A	(61,037,040)	(61,037,040)	(190,775,815)	(190,775,815)
Class S	(539,923,232)	(539,923,232)	(867,908,792)	(867,908,792)
Class I	(8,912,935)	(8,912,935)	(29,337,410)	(29,337,410)

		(609,873,207)		(1,088,022,017)

Net decrease in net assets resulting from
capital share transactions		(14,221,711)		(9,240,454)

Total decrease in net assets		(14,159,294)		(9,237,132)
Net assets
Beginning of period		223,079,731		232,316,863

End of period		$208,920,437		$223,079,731

Undistributed net investment income		$5,667		$5,343

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $41,277.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended July 31, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer's tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund's financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund's financial statements.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567512 rv3  9/2006

Evergreen Pennsylvania Municipal Money Market Fund

# Evergreen

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Pennsylvania Municipal Money Market Fund, covering the six-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

The economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation's central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance. In the equity markets, domestic stocks tended to produce moderate performance for the six months, but returns of the market indexes masked considerable short-term volatility.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's

1

LETTER TO SHAREHOLDERS continued

Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless were still rising at what we believed to be a more sustainable pace.

In this environment, portfolio managers for Evergreen's money market funds continued to focus on capital preservation and competitive income. They took advantage of the significantly higher short-term interest rates, compared to six months or a year earlier, and the yields on money market funds tended to rise during the investment period.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds and other shorter-duration portfolios, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy: To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors.

If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or "wrap" programs or purchases by a "fund of funds" into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Also, effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver
• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

6-month return	1.36%	1.21%	1.51%

Average annual return

1-year	2.45%	2.15%	2.76%

5-year	1.28%	0.94%	1.55%

10-year	2.20%	2.03%	2.40%

7-day annualized yield	2.92%	2.62%	3.22%

30-day annualized yield	2.89%	2.59%	3.19%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,013.57	$ 4.09
Class S	$ 1,000.00	$ 1,012.07	$ 5.59
Class I	$ 1,000.00	$ 1,015.07	$ 2.60
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.73	$ 4.11
Class S	$ 1,000.00	$ 1,019.24	$ 5.61
Class I	$ 1,000.00	$ 1,022.22	$ 2.61

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.82% for Class A, 1.12% for Class S and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.36%	1.92%	0.71%	0.52%	1.10%	2.27%

Ratios and supplemental data
Net assets, end of period (millions)	$ 37	$ 37	$ 26	$ 32	$ 31	$ 28
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.82% [1]	0.83%	0.81%	0.81%	0.66%	0.64%
Expenses excluding waivers/reimbursements
and expense reductions	0.82% [1]	0.83%	0.84%	0.81%	0.77%	0.78%
Net investment income (loss)	2.73% [1]	1.94%	0.70%	0.53%	1.03%	2.17%

1 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	0 [1]	0 [1]	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.21%	1.62%	0.41%	0.23%	0.69%	1.82%

Ratios and supplemental data
Net assets, end of period (millions)	$ 127	$ 109	$ 62	$ 71	$ 137	$ 155
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.12% [2]	1.13%	1.11%	1.11%	1.07%	1.08%
Expenses excluding waivers/reimbursements
and expense reductions	1.12% [2]	1.13%	1.14%	1.12%	1.07%	1.08%
Net investment income (loss)	2.43% [2]	1.63%	0.41%	0.23%	0.62%	1.79%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS I [1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.51%	2.23%	1.01%	0.83%	1.29%	2.43%

Ratios and supplemental data
Net assets, end of period (millions)	$ 63	$ 75	$ 66	$ 76	$ 66	$ 80
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.52% [2]	0.53%	0.51%	0.51%	0.47%	0.48%
Expenses excluding waivers/reimbursements
and expense reductions	0.52% [2]	0.53%	0.54%	0.51%	0.47%	0.48%
Net investment income (loss)	3.02% [2]	2.18%	0.98%	0.81%	1.23%	2.31%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 2.8%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 3.79%, VRDN, (SPA:
Bank of America Corp. & Insd. by FGIC)	$2,000,000	$2,000,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 3.80%, VRDN, (Gtd. by
Honeywell Intl., Inc.)	4,375,000	4,375,000

		6,375,000

CONTINUING CARE RETIREMENT COMMUNITY 4.7%
Allegheny Cnty., PA IDA Hlth. & Hsg. Facs. RRB, Longwood at Oakmont, Inc.:
Ser. A, 3.68%, VRDN, (Liq.: Bank of America Corp. & Insd. by Radian Group,
Inc.)	1,200,000	1,200,000
Ser. B, 3.68%, VRDN, (Liq.: Bank of America Corp. & Insd. by Radian Group,
Inc.)	300,000	300,000
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Retirement Cmnty., 3.69%,
VRDN, (LOC: Fulton Finl. Corp.)	5,005,000	5,005,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB,
Wesley Enhanced Living, Ser. B, 3.68%, VRDN, (LOC: Citizens Bank)	350,000	350,000
Montgomery Cnty., PA IDA RB, ACTS Retirement-Life Communities, Inc., 3.70%,
VRDN, (SPA: LaSalle Bank Corp. & Insd. by Radian Group, Inc.)	2,200,000	2,200,000
South Central, Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj.,
3.74%, VRDN, (LOC: Fulton Finl. Corp.)	1,540,000	1,540,000

		10,595,000

EDUCATION 13.5%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, 3.68%, VRDN, (SPA: ABN
AMRO Bank & Insd. by FGIC)	8,400,000	8,400,000
Allegheny Cnty., PA Higher Ed. Auth. RB, Carnegie Mellon Univ., 3.68%, VRDN,
(SPA: Landesbank Hessen)	1,000,000	1,000,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 3.72%, VRDN,
(LOC: Natl. City Corp.)	2,525,000	2,525,000
Latrobe, PA IDA RB, Greensburg Diocese, 3.67%, VRDN, (LOC: Allied Irish Banks
plc)	1,335,000	1,335,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. 1378, 3.70%, VRDN, (Insd. by Radian Group, Inc.)	1,400,000	1,400,000
Ser. 1412, 3.68%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	4,170,000	4,170,000
Pennsylvania State Univ. RB, Ser. A, 3.65%, VRDN, (SPA: JPMorgan Chase & Co.)	3,300,000	3,300,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.68%, VRDN, (Liq.: Morgan Stanley)	440,000	440,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.62%, VRDN	8,150,000	8,150,000

		30,720,000

GENERAL OBLIGATION - LOCAL 1.6%
Erie Cnty., PA Convention Ctr. Auth. RB, 3.67%, VRDN, (Insd. by FGIC & SPA:
Merrill Lynch & Co., Inc.)	2,495,000	2,495,000
Pittsburgh, PA GO PFOTER, 3.67%, VRDN, (Insd. by AMBAC & SPA: Merrill Lynch
& Co., Inc.)	1,175,000	1,175,000

		3,670,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 2.8%
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.78%, VRDN, (Liq.:
Societe Generale)	$ 5,100,000	$5,100,000
Pennsylvania GO MSTR, 3.71%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000

		6,445,000

HOSPITAL 8.9%
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster Gen. Hosp. Proj., 3.74%, VRDN,
(LOC: Fulton Finl. Corp.)	2,000,000	2,000,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.75%, VRDN, (LOC:
Fulton Finl. Corp.)	2,000,000	2,000,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB PFOTER, 3.70%, VRDN, (LOC:
Lloyds TSB Group plc)	12,775,000	12,775,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children's Hosp. Proj.:
Ser. A, 3.66%, VRDN, (SPA: JPMorgan Chase & Co.)	1,400,000	1,400,000
Ser. B, 3.66%, VRDN, (SPA: JPMorgan Chase & Co.)	2,100,000	2,100,000

		20,275,000

HOUSING 5.7%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.89%, VRDN, (Liq.: American
Intl. Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 3.84%, VRDN, (LOC: Fulton
Finl. Corp.)	1,405,000	1,405,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.53%, VRDN, (Insd. by Trinity Plus Funding
Co.)	853,585	853,585
Pennsylvania HFA SFHRB, Ser. 86C, 3.68%, VRDN, (Gtd. by DePfa Bank plc)	3,300,000	3,300,000
PFOTER:
Class F, 3.83%, VRDN, (LOC: Lloyds TSB Group plc)	3,085,000	3,085,000
Class I, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,330,000	1,330,000
Simi Valley, CA MHRB, 3.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	400,000	400,000

		13,021,585

INDUSTRIAL DEVELOPMENT REVENUE 23.4%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991,
3.66%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 3.84%, VRDN, (LOC: Fulton Finl. Corp.)	1,900,000	1,900,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 3.74%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 3.74%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 3.66%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 3.78%, VRDN, (LOC:
PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 3.78%, VRDN, (LOC:
PNC Finl. Svcs. Group, Inc.)	2,360,000	2,360,000
East Hempfield, PA IDA RB, BGT Realty Proj., 3.79%, VRDN, (LOC: Fulton Finl.
Corp.)	2,700,000	2,700,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Franconia Township, PA IDA RB, Asher's Chocolates Proj., Ser. A, 3.89%, VRDN,
(LOC: Mellon Bank)	$2,915,000	$2,915,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., 3.68%,
VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 3.72%, VRDN, (LOC: First Tennessee Bank)	2,500,000	2,500,000
RIS Paper Co. Proj., 3.78%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 3.81%, VRDN, (LOC: M&T
Bank Corp.)	720,000	720,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 3.74%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	600,000	600,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 3.74%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	850,000	850,000
Donald Bernstein Proj.:
Ser. 2000-H3, 3.74%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Ser. C-5, 3.74%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,400,000	2,400,000
EPT Associates Proj., Ser. B-5, 3.74%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
First Street Partners Proj., Ser. H-4, 3.74%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	1,200,000	1,200,000
Fitzpatrick Container Corp., Ser. A-1, 3.74%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	2,800,000	2,800,000
Ganflec Corp. Proj., Ser. E, 3.74%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Hamill Manufacturing Co. Proj., Ser. H-6, 3.74%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	800,000	800,000
Johnston Welding & Fabric, Ser. B-1, 3.74%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	700,000	700,000
Moosic Realty Partners, LP Proj., Ser. A-1, 3.74%, VRDN, (LOC: PNC Finl.
Svcs. Group, Inc.)	700,000	700,000
O'Neill Family, LLC, Ser. B-8, 3.74%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Sage Properties, LLC Proj., Ser. G-12, 3.74%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	600,000	600,000
Ser. 2001-B1, 3.74%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Ser. 2001-B2, 3.74%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
Philadelphia, PA IDRB:
1100 Walnut Associates Proj., 3.75%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	1,600,000	1,600,000
Allied Corp. Proj., 3.25%, 11/01/2006, (Gtd. by Honeywell Intl., Inc.)	980,000	980,000
Philadelphia, PA Indl. Dev. PCRB, Allied Corp. Proj., 3.25%, 11/01/2006, (Gtd. by
Honeywell Intl., Inc.)	1,010,000	1,010,000
Washington Cnty., PA IDRB, Engineered Products, Inc. Proj., Ser. A, 3.74%, VRDN,
(LOC: Citizens Banking Corp.)	640,000	640,000
Weld Cnty., CO RB, Mak Group Proj., 3.85%, VRDN, (LOC: Wells Fargo & Co.)	940,000	940,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 4.07%,
12/01/2006, (SPA: Bank of Nova Scotia)	5,875,000	5,875,000

		53,155,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.6%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.74%, VRDN, (LOC:
Union Bank of California)	$ 1,430,000	$1,430,000

MISCELLANEOUS REVENUE 11.5%
Beaver Cnty., PA IDA RB Env. Impt., BASF Corp. Proj., 3.81%, VRDN, (Gtd.
by BASF Corp.)	4,100,000	4,100,000
Delaware EDA Solid Waste Disposal & Sewer Facs. RB, Ciba Specialty Chemical
Corp. Proj., Ser. A, 4.08%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	2,100,000	2,100,000
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 3.74%, VRDN, (LOC: Fulton
Finl. Corp.)	2,500,000	2,500,000
New Jersey Muni. Securities Pool Trust Receipts, Ser. 2006-7009, Class A, 3.66%,
VRDN, (Liq.: Bear Stearns Cos. & Insd. by MBIA)	2,500,000	2,500,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 3.90%, VRDN, (LOC:
PNC Finl. Svcs. Group, Inc.)	4,450,000	4,450,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.85%, VRDN,
(Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding, Ser. A,
3.66%, VRDN, (LOC: Allied Irish Banks plc)	1,085,000	1,085,000
PFOTER, 3.89%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	6,470,000	6,470,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.84%, VRDN,
(Gtd. by Dow Chemical Co.)	1,600,000	1,600,000

		26,105,000

PORT AUTHORITY 0.9%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 3.74%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 6.9%
Pennsylvania Energy Dev. Auth. RB, B&W Ebensburg Proj., 3.69%, VRDN, (LOC:
Landesbank Hessen)	5,050,000	5,050,000
Washington Cnty., PA IDRB, Solid Waste Disposal, American Iron Oxide Co. Proj.,
4.04%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

		15,750,000

SPECIAL TAX 2.0%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 3.95%, VRDN, (LOC:
Zions Bancorp)	835,000	835,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 3.68%,
VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	675,000	675,000
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. TOC, Ser. Z6, 3.71%, VRDN, (Liq.:
Goldman Sachs Group & Insd. by FGIC, Inc.)	3,045,000	3,045,000

		4,555,000

TRANSPORTATION 3.9%
Metropolitan Trans. Auth. of New York RB, Ser. G, 3.68%, VRDN, (LOC: BNP
Paribas SA)	3,000,000	3,000,000
Pennsylvania Turnpike Commission RB, Ser. Q, 3.68%, VRDN, (SPA: WestLB AG)	5,820,000	5,820,000

		8,820,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 3.2%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.95%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	$ 2,000,000	$2,000,000
Indiana Cnty., PA IDA PCRRB, Exelon Generation A Proj., 3.74%, VRDN, (LOC:
BNP Paribas SA)	5,000,000	5,000,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 3.75%, VRDN,
(LOC: Barclays plc)	200,000	200,000

		7,200,000

WATER & SEWER 7.3%
Philadelphia, PA Water & Wastewater Facs. RB, MTC, Ser. 1999-1, 3.89%, VRDN,
(LOC: Commerzbank AG & Insd. by AMBAC)	15,495,000	15,495,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 3.68%, VRDN, (Liq.: Morgan
Stanley)	995,000	995,000

		16,490,000

Total Investments (cost $226,606,585) 99.7%		226,606,585
Other Assets and Liabilities 0.3%		771,065

Net Assets 100.0%		$227,377,650

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.
These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipt
EDA	Economic Development Authority	MTC	Municipal Trust Certificates
EDFA	Economic Development Finance Authority	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
GO	General Obligation	PFOTER	Putable Floating Option Tax Exempt Receipts
HFA	Housing Finance Authority	RB	Revenue Bond
IDA	Industrial Development Authority	ROC	Reset Option Certificate
IDRB	Industrial Development Revenue Bond	RRB	Refunding Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond	SFHRB	Single Family Housing Revenue Bond
LOC	Letter of Credit	SPA	Securities Purchase Agreement
MBIA	Municipal Bond Investors Assurance Corp.	TOC	Tender Option Certificate

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2006:

Pennsylvania	81.5%
Massachusetts	2.3%
California	2.0%
Illinois	1.9%
Delaware	1.8%
Puerto Rico	1.3%
New York	1.3%
New Jersey	1.1%
Colorado	0.8%
Louisiana	0.7%
New Mexico	0.4%
Wyoming	0.1%
Non-state specific	4.8%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2006:

Tier 1	96.9%
Tier 2	3.1%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2006:

2-7 days	96.5%
61-120 days	0.9%
121-240 days	2.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006 (unaudited)

Assets
Investments at amortized cost	$226,606,585
Receivable for Fund shares sold	16,393
Interest receivable	938,977
Prepaid expenses and other assets	16,459

Total assets	227,578,414

Liabilities
Dividends payable	141,981
Payable for Fund shares redeemed	13,831
Due to custodian bank	11,745
Advisory fee payable	2,239
Distribution Plan expenses payable	2,386
Due to other related parties	1,001
Accrued expenses and other liabilities	27,581

Total liabilities	200,764

Net assets	$227,377,650

Net assets represented by
Paid-in capital	$227,377,214
Undistributed net investment income	436

Total net assets	$227,377,650

Net assets consists of
Class A	$37,033,158
Class S	126,911,943
Class I	63,432,549

Total net assets	$227,377,650

Shares outstanding (unlimited number of shares authorized)
Class A	37,027,941
Class S	126,910,489
Class I	63,440,519

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2006 (unaudited)

Investment income
Interest	$3,632,036

Expenses
Advisory fee	369,285
Distribution Plan expenses
Class A	53,740
Class S	351,617
Administrative services fee	61,547
Transfer agent fees	20,987
Trustees' fees and expenses	1,693
Printing and postage expenses	13,767
Custodian and accounting fees	32,970
Registration and filing fees	20,977
Professional fees	9,279
Other	1,722

Total expenses	937,584
Less: Expense reductions	(3,945)

Net expenses	933,639

Net investment income	2,698,397

Net increase in net assets resulting from operations	$2,698,397

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2006		Year Ended
	(unaudited)		January 31, 2006

Operations
Net investment income		$2,698,397		$3,354,611
Net realized gains on investments		0		8,810

Net increase in net assets resulting from
operations		2,698,397		3,363,421

Distributions to shareholders from
Net investment income
Class A		(488,144)		(550,826)
Class S		(1,421,602)		(1,615,468)
Class I		(788,326)		(1,196,830)

Total distributions to shareholders		(2,698,072)		(3,363,124)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	43,724,973	43,724,973	76,072,008	76,072,008
Class S	555,417,431	555,417,431	629,194,940	629,194,940
Class I	60,392,586	60,392,586	152,641,744	152,641,744

		659,534,990		857,908,692

Net asset value of shares issued in
reinvestment of distributions
Class A	486,655	486,655	547,505	547,505
Class S	1,421,602	1,421,602	805,432	805,432
Class I	97,302	97,302	176,421	176,421

		2,005,559		1,529,358

Payment for shares redeemed
Class A	(44,603,082)	(44,603,082)	(65,145,326)	(65,145,326)
Class S	(538,989,533)	(538,989,533)	(583,203,878)	(583,203,878)
Class I	(72,052,863)	(72,052,863)	(143,610,257)	(143,610,257)

		(655,645,478)		(791,959,461)

Net increase in net assets resulting from
capital share transactions		5,895,071		67,478,589

Total increase in net assets		5,895,396		67,478,886
Net assets
Beginning of period		221,482,254		154,003,368

End of period		$227,377,650		$221,482,254

Undistributed net investment income		$436		$111

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended July 31, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer's tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund's financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund's financial statements.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567515 rv3  9/2006

Evergreen New Jersey Municipal Money Market Fund

# Evergreen

## NEW JERSEY MUNICIPAL MONEY MARKET FUND

**Semiannual Report**
**as of July 31, 2006**

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New Jersey Municipal Money Market Fund, covering the six-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

The economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation’s central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance. In the equity markets, domestic stocks tended to produce moderate performance for the six months, but returns of the market indexes masked considerable short-term volatility.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee

1

LETTER TO SHAREHOLDERS continued

focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless were still rising at what we believed to be a more sustainable pace.

In this environment, portfolio managers for Evergreen’s money market funds continued to focus on capital preservation and competitive income. They took advantage of the significantly higher short-term interest rates, compared to six months or a year earlier, and the yields on money market funds tended to rise during the investment period.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds and other shorter-duration portfolios, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or “wrap” programs or purchases by a “fund of funds” into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Also, effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998
	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

6-month return	1.33%	1.18%	1.48%

Average annual return

1-year	2.38%	2.07%	2.68%

5-year	1.19%	0.89%	1.49%

Since portfolio inception	1.81%	1.57%	2.09%

7-day annualized yield	2.84%	2.54%	3.14%

30-day annualized yield	2.84%	2.54%	3.14%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,013.27	$ 4.34
Class S	$ 1,000.00	$ 1,011.75	$ 5.84
Class I	$ 1,000.00	$ 1,014.75	$ 2.80
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.48	$ 4.36
Class S	$ 1,000.00	$ 1,018.99	$ 5.86
Class I	$ 1,000.00	$ 1,022.02	$ 2.81

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.17% for Class S and 0.56% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.33%	1.83%	0.65%	0.53%	0.90%	2.11%

Ratios and supplemental data
Net assets, end of period (millions)	$ 26	$ 20	$ 23	$ 30	$ 42	$ 37
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.87%[1]	0.88%	0.89%	0.87%	0.86%	0.85%
Expenses excluding waivers/
reimbursements and expense reductions	0.87%[1]	0.88%	0.90%	0.88%	0.86%	0.85%
Net investment income (loss)	2.67%[1]	1.78%	0.62%	0.49%	0.81%	2.01%

1 Annualized

7 See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	0[1]	0[1]	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.18%	1.54%	0.35%	0.24%	0.60%	1.81%

Ratios and supplemental data
Net assets, end of period (millions)	$ 178	$ 162	$ 171	$ 66	$ 108	$ 136
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.17%[2]	1.17%	1.16%	1.16%	1.16%	1.15%
Expenses excluding waivers/
reimbursements and expense reductions	1.17%[2]	1.18%	1.17%	1.18%	1.16%	1.15%
Net investment income (loss)	2.36%[2]	1.51%	0.48%	0.19%	0.51%	1.71%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS I1	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.48%	2.13%	0.95%	0.83%	1.21%	2.42%

Ratios and supplemental data
Net assets, end of period (millions)	$ 17	$ 10	$ 5	$ 22	$ 21	$ 6
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.56%[2]	0.58%	0.59%	0.57%	0.56%	0.55%
Expenses excluding waivers/
reimbursements and expense reductions	0.56%[2]	0.58%	0.60%	0.58%	0.56%	0.55%
Net investment income (loss)	2.96%[2]	2.19%	0.89%	0.73%	1.04%	2.32%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

9 See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.3%
CONTINUING CARE RETIREMENT COMMUNITY 2.5%
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 3.66%, VRDN, (LOC: UniCredito
Italiano SpA & Insd. by Sovereign Bank)	$2,985,000	$2,985,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj., 3.64%, VRDN,
(LOC: Commerce Bancorp, Inc.)	2,625,000	2,625,000

		5,610,000

EDUCATION 6.0%
California CDA RB, Biola Univ., Ser. B, 5.37%, VRDN, (SPA: BNP Paribas SA)	1,925,000	1,925,000
New Jersey EDA RB:
Princeton Day Sch. Proj., 3.67%, VRDN, (LOC: Bank of New York)	5,000,000	5,000,000
Ser. 115, 3.66%, VRDN, (SPA: AMBAC & BNP Paribas SA)	3,800,000	3,800,000
New Jersey Edl. Facs. Auth. RB, Princeton Univ. Proj., 3.66%, VRDN, (Gtd. by
Princeton Univ.)	2,650,000	2,650,000

		13,375,000

GENERAL OBLIGATION - LOCAL 3.8%
Camden, NJ BAN, 4.50%, 11/27/2006	8,314,285	8,342,343

GENERAL OBLIGATION - STATE 3.2%
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.78%, VRDN, (Liq.:
Societe Generale)	900,000	900,000
New Jersey GO, Ser. 1995-D, 3.71%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000

		7,030,000

HOSPITAL 10.6%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj.,
Ser. B, 3.74%, VRDN, (LOC: Commerce Bancorp, Inc.)	13,000,000	13,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, PFOTER:
3.66%, VRDN, (SPA: Svenska Handelsbank & Insd. by AMBAC)	4,115,000	4,115,000
3.69%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	700,000	700,000
New Jersey Hlth. Care Facs. RRB, Ser. 1163, 3.68%, VRDN, (Liq.: Morgan Stanley
& Insd. by Radian Group, Inc.)	5,680,000	5,680,000

		23,495,000

HOUSING 8.2%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.89%, VRDN, (Liq.: American Intl.
Group, Inc.)	2,600,000	2,600,000
Memphis, TN Hlth. Edl. & Hsg. Facs. MHRB, Aspenwood Square Apts. Proj., 3.75%,
VRDN, (Insd. by Columbus Bank & Trust Co.)	4,040,000	4,040,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. Q, 3.64%, VRDN, (SPA: Dexia SA)	5,000,000	5,000,000
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. 1012, 3.70%, VRDN, (Liq.:
Morgan Stanley & Insd. by FGIC)	1,385,000	1,385,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.53%, VRDN, (Insd. by Trinity Plus Funding
Co.)	597,510	597,510
Newark, NJ Hsg. Auth. MHRB, 3.77%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,840,000	2,840,000
PFOTER, Class I, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,700,000	1,700,000

		18,162,510

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 6.3%
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.20%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	$1,355,000	$1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 3.94%, VRDN, (LOC: Bank of the West)	1,700,000	1,700,000
New Jersey EDA RB:
East Meadow Corp. Proj., Ser. 1986-B, 4.30%, VRDN, (Gtd. by UFJ Bank,
Ltd.)	3,545,000	3,545,000
El Dorado Terminals Proj., Ser. B, 3.65%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Hoben Investors Proj., 3.79%, VRDN, (LOC: Valley Natl. Bancorp, Inc.)	1,645,000	1,645,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 3.75%, VRDN, (LOC:
Washington Mutual, Inc.)	2,215,000	2,215,000
Whiting, IN Env. Facs. RB, Amoco Oil Co. Proj., 3.72%, VRDN, (Gtd. by BP plc)	700,000	700,000
Will Cnty., IL Exempt Facs. RB, BP Amoco Chemical Co. Proj., 3.72%, VRDN,
(Gtd. by BP plc)	1,900,000	1,900,000

		14,060,000

MISCELLANEOUS REVENUE 17.0%
Decatur, AL Solid Waste Disposal IDRB, Amoco Chemical Co. Proj., 3.72%, VRDN,
(Gtd. by BP plc)	2,800,000	2,800,000
Delaware EDA Solid Waste Disposal & Sewer Facs. RB, Ciba Specialty Chemical
Corp. Proj., Ser. A, 4.08%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	1,500,000	1,500,000
Essex Cnty., NJ Impt. Auth. Lease RB, 3.67%, VRDN, (Liq.: Merrill Lynch & Co., Inc.
& Insd. by FGIC)	645,000	645,000
Municipal Securities Trust Cert.:
Ser. 2006-3017, Class A, 3.74%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by
AMBAC)	6,585,000	6,585,000
Ser. 2006-5013, 3.74%, VRDN, (LOC: AMBAC & Liq.: Branch Banking &
Trust)	5,125,000	5,125,000
New Jersey Env. Infrastructure RB, MSTR, 3.71%, VRDN, (Liq.: JPMorgan Chase
& Co.)	9,135,000	9,135,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.85%, VRDN,
(Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
Plaquemines Parish, LA Env. RRB, BP Exploration & Oil Proj., 3.72%, VRDN, (SPA:
BP plc)	1,700,000	1,700,000
PFOTER, 3.89%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,500,000	4,500,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.84%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 3.84%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000
Whiting, IN Sewer & Solid Waste Disposal RRB, Amoco Oil Co. Proj., 3.72%, VRDN,
(Gtd. by Amoco Oil Co.)	2,000,000	2,000,000

		37,540,000

SALES TAX 0.8%
Garden State Preservation Trust RB, Open Space & Farmland Proj., Ser. RR,
3.67%, VRDN, (Liq.: Goldman Sachs Group, Inc. & Insd. by FSA)	1,700,000	1,700,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 5.9%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 3.95%, VRDN, (LOC:
Zions Bancorp)	$3,000,000	$3,000,000
New Jersey EDA RB, 3.67%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000

		13,000,000

TOBACCO REVENUE 16.6%
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER:
3.69%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,770,000	5,770,000
3.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	26,300,000	26,300,000
3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,600,000	4,600,000

		36,670,000

TRANSPORTATION 15.3%
New Jersey Trans. Auth. RB:
3.66%, VRDN, (Insd. by FGIC)	270,000	270,000
MTC, Ser. 2001-1, 3.89%, VRDN, (Liq.: Commerzbank AG)	12,745,000	12,745,000
New Jersey TTFA RB:
3.66%, VRDN, (SPA: FSA & Dexia SA)	11,900,000	11,900,000
3.70%, VRDN, (Liq.: FGIC & Goldman Sachs)	4,960,000	4,960,000
Putters, Ser. 1403, 3.68%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase &
Co.)	1,500,000	1,500,000
New Jersey Turnpike Auth. RB:
3.60%, VRDN, (LOC: WestLB AG)	1,300,000	1,300,000
3.67%, VRDN, (Insd. by FSA & SPA: Merrill Lynch & Co., Inc.)	1,200,000	1,200,000

		33,875,000

UTILITY 3.2%
Delaware EDA RB, Delmarva Power & Light Co. Proj.,
3.95%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,600,000	1,600,000
New Jersey EDA Thermal Energy Facs. RB, Thermal Energy, LP, 3.67%, VRDN,
(Insd. by Bank of America Corp.)	5,500,000	5,500,000

		7,100,000

Total Investments (cost $219,959,853) 99.3%		219,959,853
Other Assets and Liabilities 0.7%		1,469,389

Net Assets 100.0%		$221,429,242

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of July 31, 2006:

New Jersey	82.7%
California	2.0%
Indiana	1.8%
Tennessee	1.8%
Louisiana	1.5%
Colorado	1.4%
Delaware	1.4%
Alabama	1.3%
Illinois	0.9%
Pennsylvania	0.9%
Utah	0.8%
Massachusetts	0.4%
New Mexico	0.3%
Non-state specific	2.8%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2006:

Tier 1	97.0%
Tier 2	3.0%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2006:

2-7 days	96.2%
61-120 days	3.8%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006 (unaudited)

Assets
Investments at amortized cost	$219,959,853
Receivable for Fund shares sold	250,000
Interest receivable	1,482,238
Prepaid expenses and other assets	14,204

Total assets	221,706,295

Liabilities
Dividends payable	45,576
Payable for Fund shares redeemed	5,022
Due to custodian bank	197,995
Advisory fee payable	2,480
Distribution Plan expenses payable	3,132
Due to other related parties	730
Accrued expenses and other liabilities	22,118

Total liabilities	277,053

Net assets	$221,429,242

Net assets represented by
Paid-in capital	$221,416,154
Undistributed net investment income	13,586
Accumulated net realized losses on investments	(498)

Total net assets	$221,429,242

Net assets consists of
Class A	$26,493,793
Class S	177,674,825
Class I	17,260,624

Total net assets	$221,429,242

Shares outstanding (unlimited number of shares authorized)
Class A	26,470,691
Class S	177,676,881
Class I	17,268,582

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2006 (unaudited)

Investment income
Interest	$3,696,644

Expenses
Advisory fee	430,106
Distribution Plan expenses
Class A	29,463
Class S	508,130
Administrative services fee	62,942
Transfer agent fees	21,835
Trustees’ fees and expenses	1,434
Printing and postage expenses	9,636
Custodian and accounting fees	32,536
Registration and filing fees	20,876
Professional fees	8,598
Other	5,812

Total expenses	1,131,368
Less: Expense reductions	(2,877)

Net expenses	1,128,491

Net investment income	2,568,153

Net realized losses on investments	(498)

Net increase in net assets resulting from operations	$2,567,655

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2006		Year Ended
	(unaudited)		January 31, 2006

Operations
Net investment income		$2,568,153		$3,018,110
Net realized gains or losses on investments		(498)		15,255

Net increase in net assets resulting from
operations		2,567,655		3,033,365

Distributions to shareholders from
Net investment income
Class A		(262,128)		(360,889)
Class S		(1,997,839)		(2,461,149)
Class I		(308,145)		(213,065)

Total distributions to shareholders		(2,568,112)		(3,035,103)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	41,094,705	41,094,705	70,847,480	70,847,480
Class S	532,285,256	532,285,256	710,772,494	710,772,494
Class I	73,156,806	73,156,806	106,361,929	106,361,929

		646,536,767		887,981,903

Net asset value of shares issued in
reinvestment of distributions
Class A	205,349	205,349	266,357	266,357
Class S	1,997,839	1,997,839	1,801,404	1,801,404
Class I	56,845	56,845	60,936	60,936

		2,260,033		2,128,697

Payment for shares redeemed
Class A	(34,827,953)	(34,827,953)	(74,376,790)	(74,376,790)
Class S	(518,835,044)	(518,835,044)	(721,750,737)	(721,750,737)
Class I	(65,629,291)	(65,629,291)	(101,751,886)	(101,751,886)

		(619,292,288)		(897,879,413)

Net increase (decrease) in net assets
resulting from capital share
transactions		29,504,512		(7,768,813)

Total increase (decrease) in net assets		29,504,055		(7,770,551)
Net assets
Beginning of period		191,925,187		199,695,738

End of period	$ 221,429,242		$ 191,925,187

Undistributed net investment income		$13,586		$13,545

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended July 31, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund’s financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund’s financial statements.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567514 rv3 9/2006

Evergreen Money Market Fund

# Evergreen

MONEY MARKET FUND

Semiannual Report
as of July 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Money Market Fund, covering the six-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

The economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation’s central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance. In the equity markets, domestic stocks tended to produce moderate performance for the six months, but returns of the market indexes masked considerable short-term volatility.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee

1

LETTER TO SHAREHOLDERS continued

focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless were still rising at what we believed to be a more sustainable pace.

In this environment, portfolio managers for Evergreen’s money market funds continued to focus on capital preservation and competitive income. They took advantage of the significantly higher short-term interest rates, compared to six months or a year earlier, and the yields on money market funds tended to rise during the investment period.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds and other shorter-duration portfolios, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or “wrap” programs or purchases by a “fund of funds” into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Also, effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class S1	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	N/A	EGMXX

6-month return
with sales charge	N/A	-3.33%	0.67%	N/A	N/A	N/A

6-month return
w/o sales charge	2.02%	1.67%	1.67%	1.87%	1.87%	2.17%

Average annual
return**

1-year with sales
charge	N/A	-2.10%	1.90%	N/A	N/A	N/A

1-year w/o sales
charge	3.62%	2.90%	2.90%	3.30%	3.32%	3.92%

5-year	1.56%	0.60%	0.98%	1.27%	1.43%	1.84%

10-year	3.27%	2.62%	2.72%	3.21%	3.35%	3.57%

Maximum sales
charge	N/A	5.00%	1.00%	N/A	N/A	N/A
		CDSC	CDSC

7-day
annualized yield	4.50%	3.80%	3.80%	4.20%	4.20%	4.79%

30-day
annualized yield	4.46%	3.76%	3.76%	4.16%	4.16%	4.75%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

** Adjusted for maximum applicable sales charge, unless noted

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes C, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A, 0.60% for Classes S and S1 and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes C, S and S1 would have been lower.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A, B, C, S and S1 without which returns for Classes A, B, C, S and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,020.24	$ 4.51
Class B	$ 1,000.00	$ 1,016.71	$ 7.95
Class C	$ 1,000.00	$ 1,016.72	$ 8.00
Class S	$ 1,000.00	$ 1,018.71	$ 5.96
Class S1	$ 1,000.00	$ 1,018.74	$ 6.01
Class I	$ 1,000.00	$ 1,021.72	$ 2.96
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.33	$ 4.51
Class B	$ 1,000.00	$ 1,016.91	$ 7.95
Class C	$ 1,000.00	$ 1,016.86	$ 8.00
Class S	$ 1,000.00	$ 1,018.89	$ 5.96
Class S1	$ 1,000.00	$ 1,018.84	$ 6.01
Class I	$ 1,000.00	$ 1,021.87	$ 2.96

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90%
for Class A, 1.59% for Class B, 1.60% for Class C, 1.19% for Class S, 1.20% for Class S1 and 0.59%
for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.01	0	0.01	0.03

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.01)	0[1]	(0.01)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.02%	2.56%	0.68%	0.32%	1.14%	3.20%

Ratios and supplemental data
Net assets, end of period (millions)	$2,774	$2,803	$3,027	$6,261	$10,628	$9,605
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.90%[2]	0.89%	0.94%	0.93%	0.89%	0.88%
Expenses excluding waivers/reimbursements
and expense reductions	0.93%[2]	0.92%	1.00%	0.99%	0.91%	0.88%
Net investment income (loss)	4.04%[2]	2.52%	0.60%	0.33%	1.12%	2.42%

[1] Amount represents less than $0.005 per share.
[2] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0[1]	0[1]	0[1]	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.67%	1.84%	0.21%	0.06%	0.44%	2.48%

Ratios and supplemental data
Net assets, end of period (millions)	$ 32	$ 33	$ 46	$ 70	$ 113	$ 92
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.59%[3]	1.59%	1.38%	1.20%	1.59%	1.57%
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[3]	1.62%	1.70%	1.69%	1.60%	1.57%
Net investment income (loss)	3.35%[3]	1.77%	0.18%	0.06%	0.41%	2.25%

[1] Amount represents less than $0.005 per share.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0[1]	0[1]	0[1]	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.67%	1.84%	0.21%	0.06%	0.44%	2.48%

Ratios and supplemental data
Net assets, end of period (millions)	$ 14	$ 9	$ 16	$ 26	$ 23	$ 15
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.60%[3]	1.59%	1.37%	1.17%	1.59%	1.57%
Expenses excluding waivers/reimbursements
and expense reductions	1.63%[3]	1.62%	1.71%	1.70%	1.60%	1.57%
Net investment income (loss)	3.41%[3]	1.70%	0.15%	0.06%	0.42%	2.24%

[1] Amount represents less than $0.005 per share.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01	0.03

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0[1]	0[1]	(0.01)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.87%	2.25%	0.41%	0.09%	0.82%	2.89%

Ratios and supplemental data
Net assets, end of period (millions)	$2,377	$2,421	$2,477	$3,544	$7,302	$9,954
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.19%[2]	1.19%	1.20%	1.17%	1.21%	1.16%
Expenses excluding waivers/reimbursements
and expense reductions	1.22%[2]	1.22%	1.30%	1.28%	1.21%	1.16%
Net investment income (loss)	3.74%[2]	2.22%	0.39%	0.10%	0.83%	2.89%

[1] Amount represents less than $0.005 per share.
[2] Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S1	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.02	0.01	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.01)	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.87%	2.32%	0.52%	0.20%	1.18%	1.38%

Ratios and supplemental data
Net assets, end of period (millions)	$2,125	$2,133	$2,294	$1,057	$1,767	$1,300
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.20%[3]	1.11%	1.09%	1.05%	0.85%	0.86%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.23%[3]	1.21%	1.27%	1.29%	1.21%	1.21%[3]
Net investment income (loss)	3.75%[3]	2.30%	0.75%	0.21%	1.16%	1.72%[3]

[1] For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.
[2] Amount represents less than $0.005 per share.
[3] Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS I1	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.01	0.01	0.01	0.03

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.17%	2.86%	0.97%	0.57%	1.42%	3.50%

Ratios and supplemental data
Net assets, end of period (millions)	$1,120	$1,190	$1,531	$1,659	$2,334	$2,685
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.59%[2]	0.59%	0.65%	0.68%	0.61%	0.56%
Expenses excluding waivers/reimbursements
and expense reductions	0.62%[2]	0.62%	0.70%	0.69%	0.61%	0.56%
Net investment income (loss)	4.33%[2]	2.80%	0.94%	0.57%	1.41%	3.43%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 8.3%
Barclays Bank plc, 5.40%, 09/01/2006	$ 75,000,000	$75,000,000
Compass Bank, 5.35%, 08/11/2006	50,000,000	50,000,000
Credit Suisse First Boston Corp.:
5.01%, 03/07/2007	25,000,000	25,000,000
5.36%, 04/30/2007	100,000,000	100,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	80,000,000	80,000,000
4.80%, 10/26/2006	50,000,000	50,000,000
5.37%, 05/25/2007	60,000,000	60,000,000
First Tennessee Bank, 5.38%, 09/08/2006	50,000,000	50,000,000
HBOS plc, 4.76%, 10/17/2006	40,000,000	40,000,413
SunTrust Banks, Inc.:
5.23%, 08/17/2006	50,000,000	50,197,640
5.35%, 08/28/2006	70,000,000	70,000,000
U.S. Trust Co. of New York, 5.41%, 08/14/2006	50,000,000	50,000,000

Total Certificates of Deposit (cost $700,198,053)		700,198,053

COMMERCIAL PAPER 54.4%
Asset-Backed 51.9%
Aegis Finance, LLC, 5.32%, 08/15/2006	80,000,000	79,834,489
Amstel Funding Corp.:
5.11%, 08/29/2006	50,000,000	49,801,278
5.15%, 11/22/2006	90,000,000	88,550,847
5.26%, 09/06/2006	50,000,000	49,740,250
5.36%, 08/28/2006	75,000,000	74,698,500
ASAP Funding, Ltd., 5.31%, 08/14/2006	50,000,000	49,904,125
Barton Capital Corp., 5.30%, 08/21/2006	67,738,000	67,579,386
Bavaria Trust Corp.:
5.30%, 08/03/2006	75,000,000	74,977,917
5.32%, 08/10/2006	100,000,000	99,867,000
5.37%, 08/21/2006	75,000,000	74,776,250
Brahms Funding Corp.:
5.31%, 08/08/2006	50,000,000	49,948,375
5.32%, 08/09/2006	100,000,000	99,881,778
5.36%, 08/15/2006	73,492,000	73,338,810
Broadhollow Funding, LLC, 5.30%, 08/07/2006	50,000,000	49,955,833
Check Point Charlie, Inc., 5.42%, 10/06/2006	26,100,000	25,840,653
Citius I Funding, LLC, 5.32%, 08/15/2006	35,000,000	34,927,589
Compass Securitization, LLC, 5.35%, 08/22/2006	50,000,000	49,843,958
Concord Minutemen Capital Co., LLC:
5.32%, 08/09/2006	75,000,000	75,000,000
5.37%, 08/21/2006	50,000,000	49,850,833
5.46%, 01/05/2007	50,000,000	48,809,417

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Crown Point Capital Co., 5.33%, 08/15/2006	$ 75,000,000	$74,844,542
Deer Valley Funding, Ltd., 5.33%, 08/10/2006	100,000,000	99,866,750
Ebury Finance, LLC:
5.04%, 10/20/2006	50,000,000	49,440,000
5.30%, 08/08/2006	100,000,000	99,896,944
5.31%, 08/08/2006	90,000,000	89,907,075
5.40%, 08/01/2006	23,034,000	23,034,000
Fenway Funding, LLC:
5.30%, 08/01/2006	100,000,000	100,000,000
5.35%, 08/01/2006	100,000,000	100,000,000
Greyhawk Funding, LLC, 5.30%, 08/15/2006	60,000,000	59,876,333
Giro Balanced Funding Corp.:
5.11%, 08/21/2006	50,000,000	49,858,056
5.30%, 08/07/2006	50,000,000	49,955,833
5.38%, 09/15/2006	85,883,000	85,305,437
5.39%, 09/25/2006	40,000,000	39,670,611
KKR Pacific Funding Trust:
5.31%, 08/07/2006	50,000,000	49,955,750
5.32%, 08/08/2006	50,000,000	49,948,278
5.33%, 08/14/2006	50,000,000	49,903,764
5.35%, 08/21/2006	50,000,000	49,851,389
Lockhart Funding, LLC:
5.30%, 08/10/2006	50,000,000	49,933,750
5.33%, 08/17/2006	61,700,000	61,553,839
5.35%, 08/25/2006	150,000,000	149,479,861
Mane Funding Corp., 5.30%, 08/17/2006	30,000,000	29,929,333
Morrigan TRR Funding, LLC:
5.33%, 08/07/2006	89,000,000	88,920,938
5.34%, 08/07/2006	50,000,000	49,955,500
5.35%, 08/14/2006	35,000,000	34,932,382
Mortgage Interest Network, 5.42%, 08/01/2006	60,000,000	60,000,000
Neptune Funding Corp.:
5.30%, 08/07/2006	39,000,000	38,965,550
5.31%, 08/07/2006	61,923,000	61,868,198
5.37%, 08/15/2006	44,762,000	44,668,522
Paradigm Funding, LLC:
5.30%, 08/15/2006	50,000,000	49,896,944
5.34%, 08/14/2006	52,000,000	51,899,727
5.35%, 08/14/2006	23,000,000	22,955,565
Perry Global Funding, LLC:
5.30%, 09/05/2006	33,976,000	33,800,929
5.38%, 10/03/2006	40,000,000	39,623,400

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Rams Funding, LLC:
5.32%, 08/01/2006	$ 70,000,000	$70,000,000
5.40%, 08/29/2006	50,000,000	49,790,000
Rhineland Funding Capital Corp.:
5.08%, 08/02/2006	33,658,000	33,653,251
5.13%, 08/24/2006	21,593,000	21,522,229
5.23%, 09/08/2006	15,000,000	14,917,192
5.40%, 09/20/2006	50,000,000	49,625,000
Scaldis Capital, LLC, 5.31%, 08/15/2006	100,000,000	99,793,500
Stratford Receivables Co., LLC:
5.29%, 08/01/2006	75,000,000	75,000,000
5.30%, 08/03/2006	124,248,000	124,233,499
5.35%, 08/15/2006	50,000,000	49,895,972
Thames Asset Global Securitization, Inc., 5.01%, 09/14/2006	28,525,000	28,350,332
Thornburg Mortgage Capital Resources, LLC:
5.32%, 08/11/2006	225,000,000	224,815,278
5.35%, 08/18/2006	36,975,000	36,881,587
Three Crowns Funding, LLC, 5.30%, 08/10/2006	35,599,000	35,551,831
Three Pillars Funding Corp.:
5.30%, 08/14/2006	50,000,000	49,904,306
5.30%, 08/15/2006	40,469,000	40,385,589
5.33%, 08/23/2006	34,494,000	34,381,645
Thunder Bay Funding, Inc.:
5.07%, 10/10/2006	15,253,000	15,102,631
5.39%, 10/16/2006	50,000,000	49,431,056
Tulip Funding Corp., 5.06%, 10/24/2006	25,000,000	24,704,833

		4,384,766,219

Consumer Finance 2.2%
Ford Motor Credit Co.:
5.36%, 08/17/2006	100,000,000	99,761,778
5.38%, 09/25/2006	35,000,000	34,712,319
MBNA Credit Card Master Trust, 5.37%, 08/21/2006	50,000,000	49,850,834

		184,324,931

Diversified Financial Services 0.3%
Bank of America Corp., 5.43%, 10/17/2006	25,000,000	24,709,913

Total Commercial Paper (cost $4,593,801,063)		4,593,801,063

CORPORATE BONDS 25.5%
Capital Markets 7.7%
Bear Stearns Cos., FRN, 5.38%, 08/07/2006	50,000,000	50,000,000
Merrill Lynch & Co., Inc., FRN, 5.60%, 08/11/2006	300,000,000	300,000,000
Morgan Stanley, FRN:
5.37%, 08/03/2006	100,000,000	100,000,000
5.40%, 08/17/2006	200,000,000	200,000,000

		650,000,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
Commercial Banks 3.9%
Bank of Ireland, FRN, 5.35%, 08/21/2006 144A	$110,000,000	$110,000,000
First Tennessee Bank, FRN, 5.36%, 08/17/2006 144A	75,000,000	75,000,000
Marshall & Ilsley Bank Corp., 5.18%, 12/15/2006	50,000,000	50,065,919
WestLB AG, FRN, 5.39%, 08/10/2006 144A	100,000,000	100,000,000

		335,065,919

Consumer Finance 6.2%
American Express Co., FRN:
5.30%, 08/07/2006	60,000,000	60,000,000
5.35%, 08/21/2006	70,000,000	70,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.34%, 08/03/2006	75,000,000	75,000,000
General Electric Capital Corp., FRN:
5.47%, 08/09/2006	100,000,000	100,000,000
5.47%, 08/17/2006	220,000,000	220,000,000

		525,000,000

Diversified Financial Services 4.7%
Liberty Lighthouse U.S. Capital Corp.:
5.04%, 02/21/2007 144A	25,000,000	24,998,602
5.39%, 07/02/2007 144A	50,000,000	49,991,317
FRN:
5.32%, 10/24/2006 144A	50,000,000	49,996,332
5.32%, 11/21/2006 144A	35,000,000	35,000,000
Sigma Finance, Inc.:
4.00%, 08/02/2006 144A	50,000,000	50,000,000
4.31%, 09/28/2006 144A	50,000,000	50,000,000
4.86%, 02/12/2007 144A	50,000,000	50,000,000
5.40%, 05/14/2007 144A	50,000,000	50,000,000
5.75%, 07/25/2007 144A	35,000,000	35,000,000

		394,986,251

Food & Staples Retailing 0.9%
Wal-Mart Stores, Inc., 5.59%, 06/01/2007	75,000,000	75,304,208

Insurance 0.4%
Allstate Corp., FRN, 5.39%, 08/27/2006 +	35,000,000	35,000,000

Thrifts & Mortgage Finance 1.7%
Countrywide Financial Corp., FRN:
5.35%, 09/05/2006	83,000,000	83,000,000
5.38%, 09/13/2006	59,000,000	59,000,000

		142,000,000

Total Corporate Bonds (cost $2,157,356,378)		2,157,356,378

FUNDING AGREEMENTS 5.7%
Jackson National Life Insurance Co., 5.56%, 09/01/2006 +	75,000,000	75,000,000
Metropolitan Life Funding Agreement, 5.59%, 10/17/2006 +	75,000,000	75,000,000
New York Life Funding Agreement, 5.41%, 09/01/2006 +	60,000,000	60,000,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

FUNDING AGREEMENTS continued
Transamerica Occidental Funding Agreement:
5.57%, 08/01/2006 +	$140,000,000	$ 140,000,000
5.66%, 10/01/2006 +	135,000,000	135,000,000

Total Funding Agreements (cost $485,000,000)		485,000,000

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, FRN, 5.37%,
08/03/2006, (LOC: Bank of America Corp.)	10,500,000	10,500,000

Miscellaneous Revenue 0.5%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, FRN, 5.45%,
08/03/2006, (LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $52,330,000)		52,330,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.8%
FHLB, 4.50%, 11/03/2006	70,000,000	70,000,000
FNMA, 5.50%, 07/10/2007	80,000,000	79,965,700

Total U.S. Government & Agency Obligations (cost $149,965,700)		149,965,700

YANKEE OBLIGATIONS-CORPORATE 3.3%
Commercial Banks 2.7%
Glitnir banki HF, FRN:
5.39%, 08/07/2006 144A	25,000,000	25,000,000
5.45%, 08/22/2006 144A	50,000,000	50,000,000
HBOS plc, FRN, 5.26%, 08/21/2006 144A	150,000,000	150,000,000

		225,000,000

Insurance 0.6%
Irish Life & Permanent plc, FRN, 5.40%, 08/22/2006 144A	50,000,000	50,000,000

Total Yankee Obligations-Corporate (cost $275,000,000)		275,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund (cost $74,592)	74,592	74,592

	Principal
	Amount	Value

REPURCHASE AGREEMENT 0.1%
Societe Generale, 5.22%, dated 7/31/2006, maturing 8/1/2006; maturity value
$7,214,107 (1) (cost $7,213,061)	$ 7,213,061	7,213,061

Total Investments (cost $8,420,938,847) 99.7%		8,420,938,847
Other Assets and Liabilities 0.3%		21,372,336

Net Assets 100.0%		$ 8,442,311,183

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
(1)	Collateralized by $7,374,000 TIPS, 1.625%, 1/15/2015, value including accrued interest is $7,357,337.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond
TIPS	Treasury Inflation-Protected Securities

The following table shows the percent of total investments by credit quality as of July 31, 2006:

Tier 1	100%

The following table shows the percentage of total investments by maturity as of July 31, 2006:

1 day	6.8%
2-7 days	12.3%
8-60 days	63.0%
61-120 days	9.2%
121-240 days	3.3%
241+ days	5.4%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006 (unaudited)

Assets
Investments at amortized cost	$8,420,938,847
Cash	45,087
Receivable for Fund shares sold	666,291
Interest receivable	32,092,990
Prepaid expenses and other assets	119,201

Total assets	8,453,862,416

Liabilities
Dividends payable	5,966,283
Payable for Fund shares redeemed	4,530,985
Advisory fee payable	91,442
Distribution Plan expenses payable	97,901
Due to other related parties	13,914
Accrued expenses and other liabilities	850,708

Total liabilities	11,551,233

Net assets	$8,442,311,183

Net assets represented by
Paid-in capital	$8,447,183,622
Undistributed net investment income	113,001
Accumulated net realized losses on investments	(4,985,440)

Total net assets	$8,442,311,183

Net assets consists of
Class A	$2,774,229,578
Class B	31,995,468
Class C	14,265,950
Class S	2,376,957,551
Class S1	2,125,006,100
Class I	1,119,856,536

Total net assets	$8,442,311,183

Shares outstanding (unlimited number of shares authorized)
Class A	2,775,462,086
Class B	32,019,231
Class C	14,268,787
Class S	2,379,976,614
Class S1	2,125,047,683
Class I	1,121,995,674

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2006 (unaudited)

Investment income
Interest	$208,525,479

Expenses
Advisory fee	16,731,443
Distribution Plan expenses
Class A	4,209,261
Class B	154,673
Class C	50,792
Class S	7,172,266
Class S1	6,284,800
Administrative services fee	2,535,923
Transfer agent fees	5,441,891
Trustees’ fees and expenses	47,931
Printing and postage expenses	279,936
Custodian and accounting fees	1,066,487
Registration and filing fees	37,167
Professional fees	34,384
Other	93,450

Total expenses	44,140,404
Less: Expense reductions	(107,213)
Expense reimbursements	(1,128,000)

Net expenses	42,905,191

Net investment income	165,620,288

Net realized losses on investments	(9,454)

Net increase in net assets resulting from operations	$165,610,834

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2006		Year Ended
	(unaudited)		January 31, 2006

Operations
Net investment income		$165,620,288		$213,788,151
Net realized losses on investments		(9,454)		(119,326)

Net increase in net assets resulting
from operations		165,610,834		213,668,825

Distributions to shareholders
from
Net investment income
Class A		(56,723,479)		(72,538,999)
Class B		(517,626)		(707,887)
Class C		(172,990)		(242,576)
Class S		(44,697,244)		(55,478,327)
Class S1		(39,235,092)		(48,489,076)
Class I		(24,259,043)		(36,306,902)

Total distributions to shareholders		(165,605,474)		(213,763,767)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,609,027,693	6,609,027,693	13,002,882,240	13,002,882,240
Class B	10,606,301	10,606,301	23,918,604	23,918,604
Class C	13,868,745	13,868,745	18,039,528	18,039,528
Class S	12,532,162,532	12,532,162,532	6,472,134,491	6,472,134,491
Class S1	8,517,520,877	8,517,520,877	13,908,320,152	13,908,320,152
Class I	2,270,981,731	2,270,981,731	5,321,160,505	5,321,160,505

		29,954,167,879		38,746,455,520

Net asset value of shares issued
in reinvestment of distributions
Class A	45,284,911	45,284,911	58,536,084	58,536,084
Class B	447,165	447,165	623,739	623,739
Class C	147,837	147,837	205,683	205,683
Class S	44,697,244	44,697,244	15,972,354	15,972,354
Class S1	39,235,092	39,235,092	48,489,076	48,489,076
Class I	2,175,136	2,175,136	2,960,989	2,960,989

		131,987,385		126,787,925

Automatic conversion of Class B
shares to Class A shares
Class A	2,520,734	2,520,734	6,596,936	6,596,936
Class B	(2,520,734)	(2,520,734)	(6,596,936)	(6,596,936)

		0		0

Payment for shares redeemed
Class A	(6,685,977,345)	(6,685,977,345)	(13,291,474,713)	(13,291,474,713)
Class B	(9,267,285)	(9,267,285)	(30,928,537)	(30,928,537)
Class C	(8,576,421)	(8,576,421)	(25,504,024)	(25,504,024)
Class S	(12,620,466,898)	(12,620,466,898)	(6,544,009,774)	(6,544,009,774)
Class S1	(8,565,149,996)	(8,565,149,996)	(14,116,958,991)	(14,116,958,991)
Class I	(2,343,014,870)	(2,343,014,870)	(5,665,824,097)	(5,665,824,097)

		(30,232,452,815)		(39,674,700,136)

Net decrease in net assets resulting
from capital share transactions		(146,297,551)		(801,456,691)

Total decrease in net assets		(146,292,191)		(801,551,633)
Net assets
Beginning of period		8,588,603,374		9,390,155,007

End of period		$8,442,311,183		$8,588,603,374

Undistributed net investment income		$113,001		$98,187

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Institutional (“Class I”) shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2006, EIMC reimbursed other expenses in the amount of $1,128,000.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July, 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

assets for Class A shares, 0.60% of the average daily net assets for Class S and S1 shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended July 31, 2006, EIS received $173,699 and $5,258 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

On July 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2006, the Fund had $4,968,423 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2011	2012	2013	2014

$200,609	$139,955	4,353,228	$137,629	$5,353	$19,886	$111,763

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2006, the Fund incurred and elected to defer post-October losses of $7,563.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the six months ended July 31, 2006, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund’s financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund’s financial statements.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567601 rv3 9/2006

Evergreen Florida Municipal Money Market Fund

# Evergreen

## FLORIDA MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Florida Municipal Money Market Fund, covering the six-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

The economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation's central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance. In the equity markets, domestic stocks tended to produce moderate performance for the six months, but returns of the market indexes masked considerable short-term volatility.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee

1

LETTER TO SHAREHOLDERS continued

focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless were still rising at what we believed to be a more sustainable pace.

In this environment, portfolio managers for Evergreen's money market funds continued to focus on capital preservation and competitive income. They took advantage of the significantly higher short-term interest rates, compared to six months or a year earlier, and the yields on money market funds tended to rise during the investment period.

We continue to encourage investors to maintain diversified investment strategies, including allocations to money market funds and other shorter-duration portfolios, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

Effective April 2, 2007, the Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy: To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors.

If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or "wrap" programs or purchases by a "fund of funds" into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Also, effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

3

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak
• James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	12/29/1998

Nasdaq symbol	EFIXX	N/A	EFMXX

6-month return	1.32%	1.17%	1.48%

Average annual return

1-year	2.41%	2.11%	2.72%

5-year	1.17%	0.87%	1.48%

Since portfolio inception	1.81%	1.58%	2.11%

7-day annualized yield	2.87%	2.57%	3.17%

30-day annualized yield	2.85%	2.55%	3.15%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,013.25	$ 4.04
Class S	$ 1,000.00	$ 1,011.75	$ 5.54
Class I	$ 1,000.00	$ 1,014.75	$ 2.55
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.78	$ 4.06
Class S	$ 1,000.00	$ 1,019.29	$ 5.56
Class I	$ 1,000.00	$ 1,022.27	$ 2.56

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.81% for Class A, 1.11% for Class S and 0.51% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	0 [1]	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.32%	1.88%	0.62%	0.49%	0.89%	2.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,632	$17,386	$18,368	$27,758	$30,804	$60,484
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.81% [2]	0.81%	0.82%	0.83%	0.87%	0.86%
Expenses excluding waivers/reimbursements
and expense reductions	0.83% [2]	0.83%	0.84%	0.83%	0.87%	0.86%
Net investment income (loss)	2.66% [2]	1.84%	0.61%	0.48%	0.79%	1.89%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS S	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	0 [1]	0 [1]	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.17%	1.58%	0.32%	0.20%	0.59%	1.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$332,328	$460,726	$442,868	$259,620	$242,800	$206,592
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.11% [2]	1.11%	1.11%	1.12%	1.17%	1.15%
Expenses excluding waivers/reimbursements
and expense reductions	1.13% [2]	1.13%	1.14%	1.14%	1.17%	1.15%
Net investment income (loss)	2.35% [2]	1.52%	0.37%	0.20%	0.52%	1.58%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2006
CLASS I [1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Total return	1.48%	2.19%	0.92%	0.79%	1.20%	2.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,382	$32,778	$37,692	$6,699	$2,785	$ 260
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.51% [2]	0.51%	0.52%	0.56%	0.57%	0.51%
Expenses excluding waivers/reimbursements
and expense reductions	0.53% [2]	0.53%	0.54%	0.56%	0.57%	0.51%
Net investment income (loss)	2.91% [2]	2.16%	1.10%	0.78%	0.99%	2.20%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.3%
AIRPORT 13.4%
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 3.69%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	$ 3,100,000	$3,100,000
Ser. B, 3.69%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,000,000	3,000,000
Metropolitan Washington, DC Arpt. Auth. RB, 3.68%, 11/15/2006, (LOC: Bank of
America)	3,000,000	2,998,323
Miami-Dade Cnty., FL Indl. Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.89%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 3.89%, VRDN, (Gtd. by Boeing Co.)	19,030,000	19,030,000
Miami-Dade Cnty., FL Intl. Arpt. Proj. MSTR, 3.67%, VRDN, (SPA: Societe
Generale)	2,100,000	2,100,000
Sarasota-Manatee Arpt. Auth. RB, 3.69%, VRDN, (LOC: SunTrust Banks, Inc.)	1,030,000	1,030,000

		48,168,323

CONTINUING CARE RETIREMENT COMMUNITY 3.1%
Bay Cnty., FL RB, Methodist Home for Aging, 3.69%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB:
3.63%, VRDN, (LOC: SunTrust Banks, Inc.)	830,000	830,000
3.67%, VRDN, (SPA: AMBAC & Liq.: Bay Hypo-und Vereins)	2,300,000	2,300,000

		11,015,000

EDUCATION 2.6%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.68%, VRDN, (LOC: JPMorgan Chase
& Co.)	2,480,000	2,480,000
University of South Florida Research Foundation RB, Univ. Tech. Proj.:
Ser. A, 3.58%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
Ser. B, 3.68%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Volusia Cnty., FL Edl. Facs. Auth. RB, ROC, 3.69%, VRDN, (LOC: Citibank)	5,645,000	5,645,000

		9,225,000

GENERAL OBLIGATION - LOCAL 3.3%
Miami-Dade Cnty., FL GO, ROC, 3.69%, VRDN, (LOC: Citibank)	7,560,000	7,560,000
Munster, IN GO, 4.50%, 12/29/2006	1,895,000	1,899,574
Wildgrass, CO GO, 3.60%, 12/01/2006, (LOC: Compass Bank, Inc.)	2,500,000	2,500,000

		11,959,574

GENERAL OBLIGATION - STATE 4.1%
Florida Board of Ed. GO:
ROC, 3.68%, VRDN, (LOC: Citibank)	7,175,000	7,175,000
Ser. 137, 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,975,000	2,975,000
Florida Dept. of Trans. GO, ROC, 3.68%, VRDN, (Liq.: Citigroup, Inc.)	1,490,000	1,490,000
Texas GO TRAN, 4.50%, 08/31/2006	3,000,000	3,003,590

		14,643,590

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 10.0%
Halifax, FL Med. Ctr. RB, 3.69%, VRDN, (Gtd. by Citigroup Holdings & Citibank)	$6,500,000	$6,500,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.65%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 3.66%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.66%,
VRDN, (LOC: SunTrust Banks, Inc.)	5,500,000	5,500,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.35%, 11/09/2006, (Liq.: Merrill
Lynch & Co., Inc.)	3,000,000	3,000,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A,
3.50%, 03/01/2007, (Gtd. by Ascension Hlth. Credit Group)	3,000,000	3,000,000
Jacksonville, FL EDRRB, Methodist Hosp. Proj., 3.69%, VRDN, (LOC: SunTrust
Banks, Inc.)	5,135,000	5,135,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 3.71%, VRDN, (LOC:
Bank of America Corp.)	800,000	800,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.73%, VRDN, (LOC:
WestLB AG)	7,595,000	7,595,000
St. Lucie Cnty., FL IDA, Savannah Hosp. Proj., 3.71%, VRDN, (LOC: Canadian
Imperial Bank)	3,545,000	3,545,000

		35,875,000

HOUSING 27.7%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 3.69%, VRDN, (LOC:
SunTrust Banks, Inc.)	3,970,000	3,970,000
Brevard Cnty., FL HFA MHRB:
PFOTER, 3.10%, 09/28/2006, (Insd. by FHLMC)	3,340,000	3,340,000
Shore View Apts. Proj., 3.70%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Brevard Cnty., FL SFHRB PFOTER, 3.72%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,700,000	9,700,000
Broward Cnty., FL HFA RB, Ser. 2000-C, 3.86%, VRDN, (LOC: Citibank)	5,000	5,000
Broward Cnty., FL MHRB, Cypress Grove Apt., Ser. B, 4.14%, VRDN, (LOC:
Citibank)	4,270,000	4,270,000
Class B Revenue Bond Cert. Trust:
Ser. 2003-1, 3.89%, VRDN, (Liq.: American Intl. Group, Inc.)	6,530,000	6,530,000
Ser. 2004-22, 3.81%, VRDN, (Liq.: American Intl. Group, Inc.)	1,095,000	1,095,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.88%, VRDN, (SPA: State Street Corp.)	120,013	120,013
Ser. 2000-1, 3.72%, VRDN, (SPA: State Street Corp.)	6,450,000	6,450,000
Florida Hsg. Fin. Corp. MHRB:
3.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,685,000	1,685,000
Lake Shore Apts. Proj., 3.71%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 3.67%, VRDN, (Insd. by FHLMC)	6,810,000	6,810,000
Maitland Apts. Proj., 3.67%, VRDN, (Insd. by FHLMC)	9,570,000	9,570,000
Spring Haven Apts. Proj., 3.71%, VRDN, (LOC: Citibank)	5,690,000	5,690,000
Oakland, CA MHRB PFOTER, 3.45%, 11/09/2006, (LOC: Lloyds TSB Group plc)	5,000,000	5,000,000
Orange Cnty., FL Hsg. Fin. Mtge. RB, Lee Vista Club Apts., Ser. A, 3.70%, VRDN,
(LOC: AmSouth Bank)	6,300,000	6,300,000
Palm Beach FL. MMA Finl. MHRB, Ser. B, Class A, 3.74%, VRDN, (LOC: SunTrust
Banks, Inc.)	8,940,000	8,940,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
PFOTER, Class B:
3.40%, 02/01/2007, (Insd. by FHLMC)	$ 1,925,000	$1,925,000
3.85%, 07/05/2007, (LOC: Lloyds TSB Group plc)	2,550,000	2,550,000
Pinellas Cnty., FL HFA PFOTER, 3.72%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	235,000	235,000
Pinellas Cnty., FL HFA SFHRB, 3.72%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,465,000	1,465,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 3.70%, VRDN, (LOC: Bank
of America Corp.)	5,700,000	5,700,000

		99,450,013

INDUSTRIAL DEVELOPMENT REVENUE 8.5%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.68%, VRDN, (LOC: Bank of America
Corp.)	1,000,000	1,000,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 3.80%, VRDN, (LOC: Wells Fargo &
Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 3.73%, VRDN, (LOC: Bank of America
Corp.)	350,000	350,000
Escambia Cnty., FL IDRB, Daw's Manufacturing Co., Inc. Proj., 3.79%, VRDN,
(LOC: Bank of America Corp.)	3,100,000	3,100,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A-1, 3.79%, VRDN, (LOC: SunTrust Banks, Inc.)	870,000	870,000
Ser. A-2, 3.74%, VRDN, (LOC: SunTrust Banks, Inc.)	590,000	590,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 3.79%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,150,000	1,150,000
Fort Walton Proj., Ser. A-4, 3.74%, VRDN, (LOC: SunTrust Banks, Inc.)	670,000	670,000
Novelty Crystal Proj., 3.74%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 3.74%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Suncoast Bakeries Proj., Ser. A-1, 3.74%, VRDN, (LOC: SunTrust Banks, Inc.)	550,000	550,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 3.74%, VRDN,
(LOC: SunTrust Banks, Inc.)	700,000	700,000
Massachusetts IFA IDRB, Portland Causeway Proj., 3.95%, VRDN, (LOC: Sovereign
Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 3.69%, VRDN, (LOC: Royal
Bank of Canada)	11,000,000	11,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 3.73%, VRDN, (LOC: Bank of America
Corp.)	1,500,000	1,500,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 3.88%, VRDN, (LOC: U.S.
Bancorp)	1,470,000	1,470,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 3.89%, VRDN, (LOC: Associated
Banc-Corp.)	1,580,000	1,580,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.68%, VRDN, (LOC:
Bank of America Corp.)	2,165,000	2,165,000

		30,725,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.7%
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.68%, VRDN, (Liq.: Morgan
Stanley)	$ 350,000	$350,000
St. Lucie Cnty., FL Sch. Board RB, 3.98%, VRDN, (LOC: Bank of New York Co.)	2,287,500	2,287,500

		2,637,500

MISCELLANEOUS REVENUE 12.8%
Calcasieu Parish, LA Indl. Dev. Board RB, Citgo Petroleum Corp. Proj., 3.72%,
VRDN, (LOC: BNP Paribas)	600,000	600,000
Miami, FL Parking Sys. RB, 3.60%, VRDN, (SPA: Depfa Bank plc)	13,300,000	13,300,000
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.71%, VRDN, (Gtd. by Goldman Sachs
Group, Inc.)	13,000,000	13,000,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp., 3.67%, VRDN, (LOC:
Northern Trust Corp.)	5,840,000	5,840,000
PFOTER, 3.89%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,785,000	9,785,000
Valdez, AK Marine Terminal RB, ConocoPhillips Proj., 3.68%, 06/01/2007, (Gtd.
by ConocoPhillips)	3,000,000	3,000,000
Will Cnty., IL RB, BP Amoco Chemical Co. Proj., 3.72%, VRDN, (Gtd. by BP plc)	300,000	300,000

		45,825,000

PUBLIC FACILITIES 3.4%
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.79%, VRDN, (LOC: Bank of
America Corp.)	4,590,000	4,590,000
Miami-Dade Cnty., FL Sch. Board COP:
3.68%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FGIC)	3,100,000	3,100,000
3.68%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FGIC)	4,550,000	4,550,000

		12,240,000

RESOURCE RECOVERY 1.9%
Broward Cnty., FL Resource Recovery RRB, Wheellabrator South-A, 5.00%,
12/01/2006	4,000,000	4,021,638
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 3.70%, VRDN,
(LOC: Dexia SA)	2,865,000	2,865,000

		6,886,638

SPECIAL TAX 4.0%
ABN AMRO Munitops COP, Ser. 2002-24, 3.68%, VRDN, (LOC: ABN AMRO
Bank)	600,000	600,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 3.68%, VRDN, (LOC:
JPMorgan Chase & Co. & Insd. by AMBAC)	1,590,000	1,590,000
Collier Cnty., FL Gas Tax RB, ROC, 3.68%, VRDN, (Liq.: Citigroup, Inc. & Insd. by
AMBAC)	5,355,000	5,355,000
Florida Board of Ed. Lottery COP, Eagle Trust Cert., Ser. 2001-0904, 3.69%, VRDN,
(LOC: Citibank)	2,600,000	2,600,000

Hillsborough Cnty., FL Capital Impt. Program, Ser. A, 3.75%, 11/09/2006	4,400,000	4,400,000

		14,545,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 1.2%
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2,
3.72%, VRDN, (Gtd. by Georgia Power Co.)	$ 800,000	$800,000
Dade Cnty., FL IDA RB, Florida Power & Light Co., 3.69%, VRDN	1,000,000	1,000,000
Florida Util. Auth. RB, Ser. 327, 3.68%, VRDN, (Liq.: Morgan Stanley)	348,500	348,500
Indiana Cnty., PA IDA PCRB, Exelon Generation-A Proj., 3.74%, VRDN, (LOC: BNP
Paribas SA)	500,000	500,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., 3.72%, VRDN,
(Gtd. by Mississippi Power Co.)	1,600,000	1,600,000

		4,248,500

WATER & SEWER 2.6%
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.68%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by AMBAC)	4,040,000	4,040,000
Florida Water & Sewer Sys. RB, Ser. 805, 3.68%, VRDN, (Liq.: JPMorgan Chase &
Co.)	5,470,000	5,470,000

		9,510,000

Total Investments (cost $356,954,138) 99.3%		356,954,138
Other Assets and Liabilities 0.7%		2,388,017

Net Assets 100.0%		$359,342,155

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.
These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IFA	Industrial Finance Agency
COP	Certificates of Participation	LOC	Letter of Credit
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	MSTR	Municipal Securities Trust Receipt
EDRRB	Economic Development Refunding Revenue Bond	PCRRB	Pollution Control Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLB	Federal Home Loan Bank	RB	Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	ROC	Reset Option Certificate
FNMA	Federal National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	SPA	Securities Purchase Agreement
IDA	Industrial Development Authority	TOC	Tender Option Certificate
IDRB	Industrial Development Revenue Bond	TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of July 31, 2006:

Florida	84.2%
Delaware	2.8%
Indiana	1.4%
California	1.4%
Colorado	1.1%
Texas	0.8%
Alabama	0.8%
District of Columbia	0.8%
Alaska	0.8%
Montana	0.8%
Mississippi	0.4%
Wisconsin	0.4%
Georgia	0.2%
Louisiana	0.2%
Massachusetts	0.2%
Pennsylvania	0.1%
Illinois	0.1%
Non-state specific	3.5%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2006:

Tier 1	99.3%
Tier 2	0.2%
Non-rated	0.5%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2006:

2-7 days	88.6%
8-60 days	1.8%
61-120 days	4.3%
121-240 days	3.7%
241+ days	1.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006 (unaudited)

Assets
Investments at amortized cost	$356,954,138
Cash	157,059
Interest receivable	2,276,318
Prepaid expenses and other assets	16,237

Total assets	359,403,752

Liabilities
Dividends payable	19,856
Payable for Fund shares redeemed	11,088
Advisory fee payable	3,734
Distribution Plan expenses payable	5,580
Due to other related parties	127
Accrued expenses and other liabilities	21,212

Total liabilities	61,597

Net assets	$359,342,155

Net assets represented by
Paid-in capital	$359,336,832
Overdistributed net investment income	(3,774)
Accumulated net realized gains on investments	9,097

Total net assets	$359,342,155

Net assets consists of
Class A	$15,631,918
Class S	332,327,812
Class I	11,382,425

Total net assets	$359,342,155

Shares outstanding (unlimited number of shares authorized)
Class A	15,635,524
Class S	332,316,257
Class I	11,384,949

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2006 (unaudited)

Investment income
Interest	$6,468,640

Expenses
Advisory fee	749,080
Distribution Plan expenses
Class A	24,889
Class S	1,034,356
Administrative services fee	112,362
Transfer agent fees	13,561
Trustees' fees and expenses	789
Printing and postage expenses	14,480
Custodian and accounting fees	59,856
Registration and filing fees	25,548
Professional fees	9,901
Other	5,302

Total expenses	2,050,124
Less: Expense reductions	(7,711)
Fee waivers	(37,454)

Net expenses	2,004,959

Net investment income	4,463,681

Net realized gains on investments	9,097

Net increase in net assets resulting from operations	$4,472,778

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2006		Year Ended
	(unaudited)		January 31, 2006

Operations
Net investment income		$4,463,681		$6,686,885
Net realized gains on investments		9,097		118,479

Net increase in net assets resulting
from operations		4,472,778		6,805,364

Distributions to shareholders
from
Net investment income
Class A		(220,329)		(323,050)
Class S		(4,051,563)		(5,904,883)
Class I		(191,702)		(595,520)

Total distributions to shareholders		(4,463,594)		(6,823,453)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	20,768,595	20,768,595	61,860,865	61,860,865
Class S	1,439,840,780	1,439,840,780	2,076,102,614	2,076,102,614
Class I	2,720,798	2,720,798	177,050,371	177,050,371

		1,463,330,173		2,315,013,850

Net asset value of shares issued in
reinvestment of distributions
Class A	139,239	139,239	223,503	223,503
Class S	4,051,563	4,051,563	2,529,511	2,529,511
Class I	151,299	151,299	357,923	357,923

		4,342,101		3,110,937

Payment for shares redeemed
Class A	(22,662,430)	(22,662,430)	(63,068,215)	(63,068,215)
Class S	(1,572,298,690)	(1,572,298,690)	(2,060,759,236)	(2,060,759,236)
Class I	(24,267,868)	(24,267,868)	(182,317,784)	(182,317,784)

		(1,619,228,988)		(2,306,145,235)

Net increase (decrease) in net assets
resulting from capital share
transactions		(151,556,714)		11,979,552

Total increase (decrease) in net assets		(151,547,530)		11,961,463
Net assets
Beginning of period		510,889,685		498,928,222

End of period		$359,342,155		$510,889,685

Overdistributed net investment
income		$(3,774)		$(3,861)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Florida Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2006, EIMC waived its advisory fee in the amount of $37,454.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2006 , the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended July 31, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a minimum

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer's tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund's financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund's financial statements.

23

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567602 rv3  9/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: September 29, 2006